                                        PROSPECTUS

                                       [HARBOR FUND LOGO]

                                        MARCH 1, 2003
                                        (as revised January 1, 2004)

 -------------------------------------------------------------------------------
                                        HARBOR FUND
                                        The Securities and Exchange
                                        Commission has not approved any
                                        fund's shares as an investment or
                                        determined whether this prospectus
                                        is accurate or complete. Anyone who
                                        tells you otherwise is committing a
                                        crime.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                  OVERVIEW OF FUNDS                                       1

                                  RISK/RETURN SUMMARY

                                  DOMESTIC EQUITY
                                    Harbor Capital Appreciation Fund                      2
                                    Harbor Mid Cap Growth Fund                            4
                                    Harbor Small Cap Growth Fund                          6
                                    Harbor Large Cap Value Fund                           8
                                    Harbor Mid Cap Value Fund                            10
                                    Harbor Small Cap Value Fund                          12

                                  INTERNATIONAL EQUITY
                                    Harbor International Fund                            14
                                    Harbor International Growth Fund                     16

                                  FIXED INCOME
                                    Harbor High-Yield Bond Fund                          18
                                    Harbor Bond Fund                                     20
                                    Harbor Short Duration Fund                           22
                                    Harbor Money Market Fund                             24

                                  THE FUNDS' INVESTMENTS

                                    Additional Information About the Funds' Principal
                                      Investments                                        26
                                    Information About the Funds' Other Investments       27

                                  THE ADVISER AND SUBADVISERS                            28

                                  YOUR HARBOR FUND ACCOUNT

                                    Choosing a Share Class                               34
                                    How to Purchase Shares                               36
                                    How to Exchange Shares                               38
                                    How to Sell Shares                                   40

                                  SHAREHOLDER AND ACCOUNT POLICIES

                                    Share Price                                          42
                                    Valuation of Shares                                  42
                                    Paying for Shares by Check                           42
                                    Redemptions in Kind                                  42
                                    Accounts with Small Balances                         42
                                    Signature Guarantees                                 42
                                    Statements and Reports                               42
                                    Dividends, Distributions and Taxes                   43

                                  INVESTOR SERVICES

                                    www.harborfund.com                                   44
                                    Telephone Services                                   44
                                    Dividend Exchange Plan                               44
                                    Transfer on Death Registration                       44
                                    Checkwriting for Money Market Fund                   45
                                    Automatic Investment Plan                            45
                                    Automatic Exchange Plan                              45
                                    Automatic Withdrawal Plan                            45
                                    Retirement Accounts                                  45
                                    Householding                                         45

                                  FINANCIAL HIGHLIGHTS                                   46

                                  HARBOR FUND DETAILS                                    50

                                  HARBOR'S PRIVACY STATEMENT                             51

                                  FOR MORE INFORMATION                                   Back Cover

OVERVIEW OF FUNDS
--------------------------------------------------------------------------------

THE FUNDS' INVESTMENT STYLES

Each Harbor fund has its own investment style. A portfolio of equity securities provides a certain style based on the stocks' growth or value characteristics and their market capitalizations. A portfolio of fixed income securities provides a certain style based on quality and duration. These maps show you each Harbor fund's investment style.

[DOMESTIC EQUITY GRAPH][INTERNATIONAL EQUITY GRAPH][FIXED INCOME GRAPH]

Legend:
HCAF   Harbor Capital Appreciation Fund
HMCGF  Harbor Mid Cap Growth Fund
HSCGF  Harbor Small Cap Growth Fund
HLCVF  Harbor Large Cap Value Fund
HMCVF  Harbor Mid Cap Value Fund
HSCVF  Harbor Small Cap Value Fund
HIF    Harbor International Fund
HIGF   Harbor International Growth Fund
HHYBF  Harbor High-Yield Bond Fund
HBF    Harbor Bond Fund
HSDF   Harbor Short Duration Fund
HMMF   Harbor Money Market Fund

--------------------------------------------------------------------------------

WHO MAY WANT TO INVEST IN THE HARBOR FUNDS

The Harbor equity funds may be an appropriate investment for investors:
- With a long-term time horizon and no need for current income.
- Willing to tolerate more risk than fixed income investments.
- Willing to assume the risk of changes in the value of common stocks and, in the case of the international and global equity funds, the risks of investing in foreign markets.

The Harbor fixed income funds may be an appropriate investment for investors:
- Looking to allocate a portion of their assets to fixed income securities.
- Looking for an investment with a lower risk than equity funds.
- Seeking current income.
- Willing to assume the risk of changing interest rates and other factors, such as duration, credit quality and prepayment risk, that affect the value of bonds.

--------------------------------------------------------------------------------

WHAT IS THE ROLE OF HARBOR CAPITAL ADVISORS

Harbor Capital Advisors, Inc., a registered investment adviser, is the sponsor of the Harbor family of 12 no-load mutual funds, each with different risk and potential return characteristics. A subsidiary of Robeco Groep N.V., Harbor Capital Advisors selects and oversees subadvisers who are responsible for managing the assets of each fund.

--------------------------------------------------------------------------------

YOU SHOULD KNOW

An investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Harbor Fund's trustees may change a fund's investment goal without shareholder approval. Pursuant to an exemptive order granted by the SEC, shareholders are not required to vote to approve a new or amended subadvisory agreement.

RISK/RETURN SUMMARY -- DOMESTIC EQUITY
HARBOR CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT GOAL

Long-term growth of capital.

PRINCIPAL STYLE CHARACTERISTICS
Mid to large cap growth stocks with more volatility than the market.

PORTFOLIO MANAGER
SPIROS SEGALAS
Jennison Associates LLC

466 Lexington Avenue
New York, NY 10017

Sig Segalas has managed the fund since 1990. He has been the president of Jennison since 1993 and the chief investment officer since 1973. He is a director and founding member of Jennison.
--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in equity securities, principally common and preferred stocks, of U.S. companies with market capitalizations of at least $1 billion and above average prospects for growth.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses a bottom up approach, researching and evaluating individual companies, to manage the fund's portfolio. This research includes visits to companies and discussions with company management.

In selecting stocks for the fund's portfolio, the subadviser looks for companies with the following financial characteristics:
- Superior absolute and relative earnings growth
- Superior sales growth, improving sales momentum and high levels of unit growth
- High or improving profitability
- Strong balance sheets

In addition, the subadviser looks for companies that have actually achieved or exceeded expected earnings results and are attractively valued relative to their growth prospects.

The subadviser focuses on stocks of companies that have distinct attributes such as:
- Strong market position with a defensible franchise
- Unique marketing competence
- Strong research and development leading to superior new product flow
- Capable and disciplined management
The subadviser prefers companies that are in the early stages of demonstrating the above financial and other characteristics.

Stocks of mid and large cap companies in the fund's portfolio are expected to maintain or achieve above average earnings growth. The fund may invest up to 20% of its assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.

--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund's institutional class shares from year-to-year for the past ten years.

[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'93                                                                              12.12
'94                                                                               3.37
'95                                                                              37.82
'96                                                                              19.85
'97                                                                              31.46
'98                                                                              36.80
'99                                                                              45.81
'00                                                                             -17.00
'01                                                                             -17.74
'02                                                                             -30.73

FUND'S BEST AND WORST CALENDAR QUARTERS
(for the past 10 years)

                              Total Return         Quarter/Year
---------------------------------------------------------------

Best                             30.01%              4th/1998

Worst                           -19.53%              3rd/2001
---------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2002)

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund's past performance before and after taxes, is not necessarily an indication of how the fund will perform in the future.

                            One       Five      Ten
                           Year      Years     Years
-----------------------------------------------------
CAPITAL APPRECIATION
  FUND
Institutional Class
Return Before Taxes       -30.73%    -1.16%     9.03%
Return After Taxes on
  Distributions           -30.78%    -2.38%     7.53%
Return After Taxes on
  Distributions and Sale
  of Fund Shares          -18.87%    -0.28%     7.74%
Retirement Class(1)
Return Before Taxes       -30.88%    -1.40%     8.76%
Investor Class(1)
Return Before Taxes       -31.01%    -1.58%     8.57%
-----------------------------------------------------
COMPARATIVE INDEX
S&P 500
  (reflects no deduction
  for fees, expenses or
  taxes)                  -22.10%    -0.59%     9.34%
-----------------------------------------------------

(1) Based upon performance of the institutional class shares prior to November 1, 2002 and adjusted to reflect higher fees and expenses.

RISK/RETURN SUMMARY -- DOMESTIC EQUITY
HARBOR CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL CLASS

Fund#: 012
Cusip: 411511504
Ticker: HACAX

RETIREMENT CLASS

Fund#: 212
Cusip: 411511827
Ticker: HRCAX

INVESTOR CLASS

Fund#: 412
Cusip: 411511819
Ticker: HCAIX
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- A drop in U.S. or foreign stock markets.
- The market favors small cap stocks over medium and large cap stocks, or value over growth stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
- The subadviser's judgments about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.
- Prices of the fund's foreign securities go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. These risks are more severe for issuers in emerging market countries.

The fund's performance may be more volatile because it may invest in mid cap stocks. Mid cap companies may have more limited product lines, markets and financial resources than larger cap companies. They may also have shorter operating histories and more volatile businesses. Mid cap stocks tend to trade in a wider price range than large cap stocks. In addition, it may be harder to sell these stocks, particularly in large blocks, which can reduce their selling price.

--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on year ended October 31, 2002)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                         Institutional   Retirement   Investor
                             Class         Class       Class
--------------------------------------------------------------

SHAREHOLDER FEES             None          None        None
(fees paid directly
  from your
  investment)

ANNUAL FUND OPERATING
EXPENSES
(expenses that are
  deducted from fund
  assets)
  Management fees            0.60%         0.60%       0.60%
  Distribution and
    service (12b-1)
    fees                     None          0.25%       0.25%
  Other expenses             0.13%         0.13%       0.31%
                             -----         -----       -----
  Total annual fund
    operating
    expenses                 0.73%         0.98%       1.16%
--------------------------------------------------------------

EXAMPLE
(based on October 31, 2002 fees and expenses)

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                          One       Three      Five        Ten
                         Year       Years      Years      Years
----------------------------------------------------------------

Institutional Class      $ 75       $233       $406       $  906

Retirement Class         $100       $312       $542       $1,201

Investor Class           $118       $368       $638       $1,409
----------------------------------------------------------------

RISK/RETURN SUMMARY -- DOMESTIC EQUITY
HARBOR MID CAP GROWTH FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT GOAL
Long-term growth of capital.

PRINCIPAL STYLE CHARACTERISTICS
Mid cap growth stocks demonstrating potential for extraordinary earnings growth.

PORTFOLIO MANAGERS

WILLIAM JEFFERY
KENNETH MCCAIN
DAVID BARATTA
Wall Street Associates

1200 Prospect Street
Suite 100
La Jolla, CA 92037

William Jeffery, Kenneth McCain, and David Baratta have co-managed the fund since its inception in 2000. Mr. Jeffery serves as president and chairman of the board of directors of Wall Street Associates. Mr. McCain is a member of Wall Street's board of directors. Both were previously employed at California First Capital Management. Mr. Baratta joined the firm in 1999 and was previously employed at Morgan Grenfell, Inc.
--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests in equity securities, principally common and preferred stocks, of companies with market capitalizations in the approximate range of $1 billion to $10 billion at the time of initial investment.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses a bottom up approach, employing fundamental and qualitative criteria to identify individual companies for potential investment by the fund's portfolio. The subadviser's research also includes initial personal interviews and continuing contacts with management of a company. The subadviser has contact with a broad network of national and regional analysts and brokers specializing in smaller, growth companies.

In selecting stocks for the fund's portfolio, the subadviser looks for companies with the following characteristics:
- Superior earnings growth
- High probability for positive earnings
- Strong balance sheet
- Attractive valuation as measured by price/earnings to growth ratio

The subadviser believes that these characteristics are the result of distinct attributes, which it looks for in potential investments, such as:
- Capable and accessible management
- High barriers to entry and resistance to recessionary forces
- Company offers related products and services
- Innovative business concept

Under normal circumstances, the fund intends to invest substantially all, but must invest at least 80%, of its net assets, plus borrowings for investment purposes, in a diversified portfolio of mid cap equity securities. The fund's 80% investment policy may not be changed unless the fund provides 60 days advance notice to its shareholders. The fund expects to invest in approximately 75 companies. The fund's sector weightings are a result of, and secondary to, individual stock selections.

--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund's institutional class shares from year-to-year since its founding.

[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'01                                                                             -25.62
'02                                                                             -33.33

FUND'S BEST AND WORST CALENDAR QUARTERS
(for the past 10 years)

                          Total Return   Quarter/Year
-----------------------------------------------------

Best                         30.25%        4th/2001

Worst                       -34.77%        3rd/2001
-----------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2002)

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund's past performance before and after taxes, is not necessarily an indication of how the fund will perform in the future.

                                               Since
                            One     Five     Inception
                           Year     Years   (11/01/2000)
--------------------------------------------------------
MID CAP GROWTH FUND
Institutional Class
Return Before Taxes       -33.33%    N/A      -32.87%
Return After Taxes on
  Distributions           -33.33%    N/A      -32.87%
Return After Taxes on
  Distributions and Sale
  of Fund Shares          -20.47%    N/A      -24.93%
Retirement Class(1)
Return Before Taxes       -33.44%    N/A      -33.00%
Investor Class(1)
Return Before Taxes       -33.44%    N/A      -33.00%
--------------------------------------------------------
COMPARATIVE INDEX
Russell Midcap(R) Growth
  (reflects no deduction
  for fees, expenses or
  taxes)                  -27.41%    N/A      -28.90%
--------------------------------------------------------

(1) Based upon performance of the institutional class shares prior to November 1, 2002 and adjusted to reflect higher fees and expenses.

RISK/RETURN SUMMARY -- DOMESTIC EQUITY
HARBOR MID CAP GROWTH FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL CLASS

Fund#: 019
Cusip: 411511876
Ticker: HAMGX

RETIREMENT CLASS
Fund#: 219
Cusip: 411511793
Ticker: HRMGX

INVESTOR CLASS
Fund#: 419
Cusip: 411511785
Ticker: HIMGX
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- A drop in the stock market.
- The market favors value stocks or small or large cap stocks over mid cap stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
- The subadviser's judgment about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.

Because the fund invests primarily in stocks of mid cap companies, the fund's performance may be more volatile than a fund which invests primarily in stocks of large cap companies. Mid cap companies may have more limited product lines, markets and financial resources than larger cap companies. They may also have shorter operating histories and more volatile businesses. Mid cap stocks tend to trade in a wider price range than large cap stocks. In addition, it may be harder to sell these stocks, particularly in large blocks, which can reduce their selling price.

--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on year ended October 31, 2002)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                         Institutional   Retirement   Investor
                             Class         Class       Class
--------------------------------------------------------------

SHAREHOLDER FEES             None          None        None
(fees paid directly
  from your
  investment)

ANNUAL FUND OPERATING
EXPENSES
(expenses that are
  deducted from fund
  assets)

 Management fees            0.75%         0.75%       0.75%
  Distribution and
    service (12b-1)
    fees                     None          0.25%       0.25%
  Other expenses             0.80%         0.80%       0.98%
                             -----         -----       -----
  Total annual fund
    operating
    expenses(1)              1.55%         1.80%       1.98%
--------------------------------------------------------------

(1) The adviser has voluntarily agreed to limit the fund's operating expenses for the current year:

                           Institutional   Retirement   Investor
                               Class         Class       Class
                           -------------------------------------
    Management fees            0.55%         0.55%       0.55%
    Distribution and
      service (12b-1)
      fees                     None          0.20%       0.20%
    Other expenses             0.65%         0.65%       0.65%
                               -----         -----       -----
    Total annual fund
      operating expenses       1.20%         1.40%       1.40%

EXAMPLE
(based on October 31, 2002 fees and expenses)

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example is based on the gross expenses and assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                           One       Three       Five        Ten
                           Year      Years      Years       Years
------------------------------------------------------------------

Institutional Class        $158      $490       $  845      $1,845

Retirement Class           $183      $566       $  975      $2,116

Investor Class             $201      $621       $1,068      $2,306
------------------------------------------------------------------

RISK/RETURN SUMMARY -- DOMESTIC EQUITY
HARBOR SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT GOAL

Long-term growth of capital.

PRINCIPAL STYLE CHARACTERISTICS
Small cap growth stocks demonstrating consistent or accelerating earnings growth.

PORTFOLIO MANAGER
WILLIAM MUGGIA
Westfield Capital Management Company
LLC
One Financial Center
23rd Floor
Boston, MA 02111

William Muggia has managed the fund since November 2000. He is president, chief investment officer, and a member of the board of directors of Westfield Capital Management. Prior to joining Westfield in 1994, he worked in the Technology Investment Banking Group at Alex Brown & Sons.

On November 1, 2002, the fund changed its name from "Harbor Growth Fund" to "Harbor Small Cap Growth Fund."

Harbor Small Cap Growth Fund is closed to new investors.
--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests in equity securities, principally common and preferred stocks, of small cap companies with market capitalizations in the approximate range of $100 million to $1.5 billion at the time of initial investment.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses a bottom up approach by, first, identifying companies that meet strict fundamental criteria and then performing a qualitative review on each identified company to select those companies for investment in the fund's portfolio. This means that individual stock selections primarily determine the fund's sector weightings. The subadviser's research also includes initial personal interviews and continuing contacts with company management.

In selecting stocks for the fund's portfolio, the subadviser looks for companies with the following characteristics:
- Accelerating earnings momentum
- Strong earnings growth
- Strong balance sheet
- Attractive valuation as measured by price/earnings to growth ratio

In addition, the subadviser prefers companies with the following qualitative characteristics:
- Superior company management
- Significant insider ownership
- Unique market position and broad market opportunities
- Solid financial controls and accounting

Under normal circumstances, the fund intends to invest substantially all, but must invest at least 80%, of its net assets, plus borrowings for investment purposes, in a diversified portfolio of small cap equity securities. The fund's 80% investment policy may not be changed unless the fund provides 60 days advance notice to its shareholders. The fund expects to invest in about 50 companies.

--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund's institutional class shares from year-to-year since its founding.

[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'01                                                                               2.29
'02                                                                             -20.07

FUND'S BEST AND WORST CALENDAR QUARTERS
(for the past 10 years)

                          Total Return   Quarter/Year
-----------------------------------------------------
Best                         19.22%       2nd/2001

Worst                       -18.40%       3rd/2002
-----------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2002)

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund's past performance before and after taxes, is not necessarily an indication of how the fund will perform in the future.

                                                   Since
                                One     Five     Inception
                               Year     Years   (11/01/2000)
------------------------------------------------------------
SMALL CAP GROWTH FUND

Institutional Class
Return Before Taxes           -20.07%    N/A       -6.93%
Return After Taxes on
  Distributions               -20.07%    N/A       -6.93%
Return After Taxes on
  Distributions and Sale of
  Fund Shares                 -12.33%    N/A       -5.50%

Retirement Class(1)
Return Before Taxes           -20.21%    N/A       -7.10%

Investor Class(1)
Return Before Taxes           -20.21%    N/A       -7.10%
------------------------------------------------------------
COMPARATIVE INDEX

Russell 2000(R) Growth
  (reflects no deduction for
  fees, expenses or taxes)    -30.26%    N/A      -24.13%
------------------------------------------------------------

(1) Based upon performance of the institutional class shares prior to November 1, 2002 and adjusted to reflect higher fees and expenses.

RISK/RETURN SUMMARY -- DOMESTIC EQUITY
HARBOR SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL CLASS

Fund#: 010
Cusip: 411511868
Ticker: HASGX

RETIREMENT CLASS

Fund#: 210
Cusip: 411511769
Ticker: HRSGX

INVESTOR CLASS

Fund#: 410
Cusip: 411511777
Ticker: HISGX
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- A drop in the stock market.
- The market favors value stocks or mid to large cap stocks over small cap stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
- The subadviser's judgment about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.

The fund's performance may be more volatile because it invests primarily in small cap stocks. Smaller companies may have limited product lines, markets and financial resources. They may also have shorter operating histories and more volatile businesses. Small cap stocks tend to trade in a wider price range than larger cap stocks. In addition, it may be harder to sell these stocks, particularly in large blocks, which can reduce their selling price.

Because the fund typically invests in about 50 companies, an adverse event affecting a particular company may hurt the fund's performance more than if it had invested in a larger number of companies.

--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on year ended October 31, 2002)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                       Institutional   Retirement   Investor
                           Class         Class       Class
------------------------------------------------------------
SHAREHOLDER FEES           None          None        None
(fees paid directly
  from your
  investment)

ANNUAL FUND OPERATING
EXPENSES
(expenses that are
  deducted from fund
  assets)

  Management fees          0.75%         0.75%       0.75%
  Distribution and
    service (12b-1)
    fees                   None          0.25%       0.25%
  Other expenses           0.32%         0.32%       0.50%
                           -----         -----       -----
  Total annual fund
    operating
    expenses(1)            1.07%         1.32%       1.50%
------------------------------------------------------------

(1) The adviser has voluntarily agreed to limit the fund's operating expenses for the current year:

                           Institutional   Retirement   Investor
                               Class         Class       Class
                           -------------------------------------
    Management fees            0.75%         0.75%       0.75%
    Distribution and
      service (12b-1)
      fees                     None          0.25%       0.25%
    Other expenses             0.20%         0.20%       0.38%
                               -----         -----       -----
    Total annual fund
      operating expenses       0.95%         1.20%       1.38%

EXAMPLE
(based on October 31, 2002 fees and expenses)

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example is based on the gross expenses and assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                           One       Three      Five        Ten
                           Year      Years      Years      Years
-----------------------------------------------------------------

Institutional Class        $109      $340       $590       $1,306

Retirement Class           $134      $418       $723       $1,590

Investor Class             $153      $474       $818       $1,791
-----------------------------------------------------------------

RISK/RETURN SUMMARY -- DOMESTIC EQUITY
HARBOR LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT GOAL
Long-term total return.

PRINCIPAL STYLE CHARACTERISTICS
Large cap value stocks.

PORTFOLIO MANAGER

JEFFREY SHAW
Armstrong Shaw
Associates, Inc.

45 Grove Street
New Canaan, CT 06840

Jeffrey Shaw has managed the fund since September 20, 2001. He is the chief investment officer of Armstrong Shaw and has served as its chairman since 1999 and as its president since 1989.
--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in equity securities, principally common and preferred stocks, of U.S. companies with market capitalizations of at least $5 billion at the time of initial investment.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses a bottom up approach, employing fundamental and qualitative criteria to identify individual companies for potential investment in the fund's portfolio. The subadviser's research also includes continuing contacts with company management.

In selecting stocks for the fund's portfolio, the subadviser looks for companies with the following characteristics:
- Higher earnings per share growth
- High return on equity
- Relative price earnings multiple less than the S&P 500 index
- Selling at a substantial discount to its intrinsic value

In addition, the subadviser prefers companies with the following qualitative characteristics:
- Dominant brand names
- Low cost provider or niche player
- Strong management with a successful track record

Under normal circumstances, the fund intends to invest substantially all, but must invest at least 80%, of its net assets, plus borrowings for investment purposes, in a diversified portfolio of large cap equity securities. The fund's 80% investment policy may not be changed unless the fund provides 60 days advance notice to its shareholders. The fund expects to invest in approximately 25 to 40 companies. The subadviser intends to limit the fund's investments in any one sector as a percentage of the Fund's assets to the greater of 15% or two times the Russell 1000(R) Value index's sector weightings.

--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund's institutional class shares from year-to-year for the past ten years.

[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'93                                                                               8.38
'94                                                                               0.70
'95                                                                              35.37
'96                                                                              20.02
'97                                                                              31.20
'98                                                                               6.92
'99                                                                               7.58
'00                                                                               7.16
'01                                                                               4.10
'02                                                                             -20.71

FUND'S BEST AND WORST CALENDAR QUARTERS
(for the past 10 years)

                         Total Return   Quarter/Year
----------------------------------------------------

Best                        15.24%        4th/1998

Worst                      -19.06%        3rd/2002
----------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2002)

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund's past performance before and after taxes, is not necessarily an indication of how the fund will perform in the future.

                                  One      Five     Ten
                                 Year     Years    Years
---------------------------------------------------------
LARGE CAP VALUE FUND

Institutional Class
Return Before Taxes             -20.71%    0.35%    9.00%
Return After Taxes on
  Distributions                 -20.98%   -1.79%    5.22%
Return After Taxes on
  Distributions and Sale of
  Fund Shares
                                -12.71%   -0.57%    5.67%
Retirement Class(1)
Return Before Taxes             -20.87%    0.11%    8.73%

Investor Class(1)
Return Before Taxes             -20.99%   -0.07%    8.54%
---------------------------------------------------------
COMPARATIVE INDEX

Russell 1000(R) Value
  (reflects no deduction for
  fees, expenses or taxes)      -15.52%    1.16%   10.81%
---------------------------------------------------------

(1) Based upon performance of the institutional class shares prior to November 1, 2002 and adjusted to reflect higher fees and expenses.

RISK/RETURN SUMMARY -- DOMESTIC EQUITY
HARBOR LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL CLASS

Fund#: 013
Cusip: 411511603
Ticker: HAVLX

RETIREMENT CLASS

Fund#: 213
Cusip: 411511751
Ticker: HRLVX

INVESTOR CLASS

Fund#: 413
Cusip: 411511744
Ticker: HILVX
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- A drop in the stock market.
- The market favors small or mid cap stocks over large cap stocks, or growth over value stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
- The subadviser's judgment about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.

Because the fund typically invests in about 25 to 40 companies, an adverse event affecting a particular company may hurt the fund's performance more than if it had invested in a larger number of companies.

--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on year ended October 31, 2002)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                         Institutional   Retirement   Investor
                             Class         Class       Class
--------------------------------------------------------------

SHAREHOLDER FEES             None          None        None
(fees paid directly
  from your
  investment)

ANNUAL FUND OPERATING
EXPENSES
(expenses that are
  deducted from fund
  assets)

  Management fees            0.60%         0.60%       0.60%
  Distribution and
    service (12b-1)
    fees                     None          0.25%       0.25%
  Other expenses             0.21%         0.21%       0.39%
                             -----         -----       -----
  Total annual fund
    operating
    expenses                 0.81%         1.06%       1.24%
--------------------------------------------------------------

EXAMPLE
(based on October 31, 2002 fees and expenses)

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                          One       Three      Five        Ten
                         Year       Years      Years      Years
----------------------------------------------------------------

Institutional Class      $ 83       $259       $450       $1,002

Retirement Class         $108       $337       $585       $1,294

Investor Class           $126       $393       $681       $1,500
----------------------------------------------------------------

RISK/RETURN SUMMARY -- DOMESTIC EQUITY
HARBOR MID CAP VALUE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT GOAL
Long-term total return.
PRINCIPAL STYLE CHARACTERISTICS
Mid cap value stocks of companies with improving fundamentals and priced at a discount to their peers.
PORTFOLIO MANAGER

TIMOTHY G. DALTON, JR.
KENNETH J. GREINER
BRUCE H. GELLER
PETER A. GULLI
Dalton, Greiner, Hartman, Maher & Co.

565 Fifth Avenue
Suite 2101
New York, NY 10017

Tim Dalton, Ken Greiner, Bruce Geller and Peter Gulli have co-managed the fund since its inception in 2002. Mr. Dalton has been the Chairman of DGHM since 1990. Mr. Greiner has been the president of DGHM since 1990. Mr. Geller is an executive vice president and has been with DGHM since 1992. Mr. Gulli is a vice president and has been at DGHM since 1999.
--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in equity securities, principally common and preferred stocks, of companies with market capitalizations in the approximate range of $1 billion to $10 billion at the time of initial investment.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses a bottom up approach, employing fundamental and qualitative criteria to identify individual companies for potential investment in the fund's portfolio. The fund's sector weightings are a result of, and secondary to, individual stock selections. The subadviser's research also includes initial personal interviews and continuing contacts with top management of a company and the company's competitors and suppliers.

In selecting stocks for the fund's portfolio, the subadviser looks for companies with the following characteristics:
- Attractive valuation with above average profitability
- Strong balance sheet
- Free cash flow generation
- Stable to improving industry fundamentals

In addition, the subadviser prefers companies with the following qualitative characteristics:
- Market leader: high/improving market share
- Proven management with the talent to manage a larger company
- Large insider ownership/insiders buying

The fund intends to invest substantially all, but must invest at least 80%, of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of mid cap companies. The fund's 80% investment policy may not be changed unless the fund provides 60 days advance notice to its shareholders. The fund expects to invest in approximately 30 to 40 companies.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Because the fund is newly organized and does not yet have a performance history, the bar chart and total return tables are not provided. See page 29 for historical subadviser composite performance information for accounts with substantially similar investment objectives, policies and strategies.

--------------------------------------------------------------------------------
PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- A drop in the stock market.
- The market favors small or large cap stocks over mid cap stocks, or growth over value stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
- The subadviser's judgment about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.

Because the fund invests primarily in stocks of mid cap companies, the fund's performance may be more volatile than a fund which invests primarily in stocks of large cap companies. Mid cap companies may have more limited product lines, markets and financial resources than large cap companies. They may also have shorter operating histories and more volatile businesses. Mid cap stocks tend to trade in a wider price range than larger cap stocks. In addition, it may be harder to sell these stocks, particularly in large blocks, which can reduce their selling price.

Because the fund typically invests in about 30 to 40 companies, an adverse event affecting a particular company may hurt the fund's performance more than if it had invested in a larger number of companies.

RISK/RETURN SUMMARY -- DOMESTIC EQUITY
HARBOR MID CAP VALUE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL CLASS

Fund#: 023
Cusip: 411511835
Ticker: HAMVX

RETIREMENT CLASS

Fund#: 223
Cusip: 411511728
Ticker: HRMVX

INVESTOR CLASS

Fund#: 423
Cusip: 411511736
Ticker: HIMVX
--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on 8 month annualized period ended October 31, 2002)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                       Institutional   Retirement   Investor
                           Class         Class       Class
------------------------------------------------------------

SHAREHOLDER FEES           None          None        None
(fees paid directly
  from your
  investment)

ANNUAL FUND OPERATING
EXPENSES
(expenses that are
  deducted from fund
  assets)

  Management fees          0.75%         0.75%       0.75%
  Distribution and
    service (12b-1)
    fees                   None          0.25%       0.25%
  Other expenses           2.42%         2.42%       2.60%
                           -----         -----       -----
  Total annual fund
    operating
    expenses(1)            3.17%         3.42%       3.60%
------------------------------------------------------------

(1) The adviser has voluntarily agreed to limit the fund's operating expenses for the current year:

                       Institutional   Retirement   Investor
                           Class         Class       Class
                       -------------------------------------
Management fees            0.55%         0.55%       0.55%
Distribution and
  service (12b-1)
  fees                     None          0.20%       0.20%
Other expenses             0.65%         0.65%       0.65%
                           -----         -----       -----
Total annual fund
  operating expenses       1.20%         1.40%       1.40%

EXAMPLE
(based on October 31, 2002 fees and expenses)

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example is based on the gross expenses and assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                         One       Three        Five        Ten
                         Year      Years       Years       Years
-----------------------------------------------------------------

Institutional Class      $320      $  977      $1,659      $3,476

Retirement Class         $345      $1,051      $1,779      $3,703

Investor Class           $363      $1,103      $1,864      $3,862
-----------------------------------------------------------------

RISK/RETURN SUMMARY -- DOMESTIC EQUITY
HARBOR SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT GOAL
Long-term total return

PRINCIPAL STYLE CHARACTERISTICS
Small cap value stocks.

PORTFOLIO MANAGER

PAUL E. VIERA
EARNEST Partners LLC

75 Fourteenth Street
Suite 2300
Atlanta, GA 30309

Paul E. Viera has managed the fund since its inception in 2001. Mr. Viera is the chief executive officer and founder of EARNEST Partners. Prior to founding EARNEST Partners, he was a global partner at INVESCO and a senior member of its investment committee.
--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in equity securities, principally common and preferred stocks, of companies selected from the Russell 2000(R) universe with market capitalizations in the approximate range of $250 million to $2.5 billion at the time of initial investment.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser employs a value based investment style by seeking to identify companies with stocks trading at prices below what the subadviser believes are their intrinsic values. The subadviser uses a bottom up approach, employing fundamental and qualitative criteria to identify individual companies for potential investment in the fund's portfolio. The subadviser utilizes relationships with key analysts and industry experts to obtain unbiased and unique research perspectives. The subadviser uses a statistical approach designed to measure and control the prospect of substantially underperforming the benchmark to seek to limit company specific risk in the fund's portfolio.

Under normal circumstances, the fund intends to invest substantially all, but must invest a least 80%, of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of small cap companies. The fund's 80% investment policy may not be changed unless the fund provides 60 days advance notice to its shareholders. The fund expects to invest in approximately 60 companies. The fund's sector weightings are a result of, and secondary to, individual stock selections.

--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund's institutional class shares from year-to-year since its founding.

[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'02                                                                              -4.94

FUND'S BEST AND WORST CALENDAR QUARTERS
(for the past 10 years)

                              Total Return         Quarter/Year
---------------------------------------------------------------

Best                              8.40%             4th/2002
Worst                           -12.06%             3rd/2002
---------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2002)

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund's past performance before and after taxes, is not necessarily an indication of how the fund will perform in the future.

                                                 Since
                              One     Five     Inception
                             Year     Years   (12/14/2001)
----------------------------------------------------------
SMALL CAP VALUE FUND

Institutional Class
Return Before Taxes          -4.94%    N/A       1.91%
Return After Taxes on
  Distributions              -4.94%    N/A       1.91%
Return After Taxes on
  Distributions and Sale
  of Fund Shares             -3.03%    N/A       1.53%

Retirement Class(1)
Return Before Taxes          -5.10%    N/A       1.73%

Investor Class(1)
Return Before Taxes          -5.10%    N/A       1.73%
----------------------------------------------------------
COMPARATIVE INDEX

Russell 2000(R) Value
  (reflects no deduction
  for fees, expenses or
  taxes)                    -11.43%    N/A      -8.05%
----------------------------------------------------------

(1) Based upon performance of the institutional class shares prior to November 1, 2002 and adjusted to reflect higher fees and expenses.

RISK/RETURN SUMMARY -- DOMESTIC EQUITY
HARBOR SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL CLASS

Fund#: 022
Cusip: 411511843
Ticker: HASCX

RETIREMENT CLASS

Fund#: 222
Cusip: 411511710
Ticker: HSVRX

INVESTOR CLASS

Fund#: 422
Cusip: 411511694
Ticker: HISVX
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- A drop in the stock market.
- The market favors mid or large cap stocks over small cap stocks, or growth over value stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
- The subadviser's judgment about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.

The fund's performance may be more volatile because it invests primarily in small cap stocks. Smaller companies may have limited product lines, markets and financial resources. They may also have shorter operating histories and more volatile businesses. Small cap stocks tend to trade in a wider price range than larger cap stocks. In addition, it may be harder to sell these stocks, particularly in large blocks, which can reduce their selling price.

Because the fund typically invests in approximately 60 companies, an adverse event affecting a particular company may hurt the fund's performance more than if it had invested in a larger number of companies.

--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on 11 month annualized period ended October 31, 2002)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                         Institutional   Retirement   Investor
                             Class         Class       Class
--------------------------------------------------------------
SHAREHOLDER FEES             None          None        None
(fees paid directly
  from your
  investment)

ANNUAL FUND OPERATING
EXPENSES
(expenses that are
  deducted from fund
  assets)

  Management fees            0.75%         0.75%       0.75%
  Distribution and
    service (12b-1)
    fees                     None          0.25%       0.25%
  Other expenses             1.39%         1.39%       1.57%
                             -----         -----       -----
  Total annual fund
    operating
    expenses(1)              2.14%         2.39%       2.57%
--------------------------------------------------------------

(1) The adviser has voluntarily agreed to limit the fund's operating expenses for the current year:

                       Institutional   Retirement   Investor
                           Class         Class       Class
                       -------------------------------------
Management fees            0.55%         0.55%       0.55%
Distribution and
  service (12b-1)
  fees                     None          0.25%       0.25%
Other expenses             0.40%         0.40%       0.58%
                           -----         -----       -----
Total annual fund
  operating expenses       0.95%         1.20%       1.38%

EXAMPLE
(based on October 31, 2002 fees and expenses)

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example is based on the gross expenses and assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                         One       Three       Five        Ten
                         Year      Years      Years       Years
----------------------------------------------------------------

Institutional Class      $217      $670       $1,149      $2,472

Retirement Class         $242      $745       $1,275      $2,726

Investor Class           $260      $799       $1,365      $2,905
----------------------------------------------------------------

RISK/RETURN SUMMARY -- INTERNATIONAL EQUITY
HARBOR INTERNATIONAL FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT GOAL
Long-term total return, principally from growth of capital.

PRINCIPAL STYLE CHARACTERISTICS
International large cap value oriented stocks.

PORTFOLIO MANAGER
HAKAN CASTEGREN
Northern Cross Investments Limited

Clarendon House
2 Church Street
Hamilton, Bermuda HMDX

Hakan Castegren has managed the fund's portfolio since it started in 1987. Hakan is the president of Northern Cross and was previously associated with Boston Overseas Investors as a portfolio manager.
--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in equity securities, principally common and preferred stocks of foreign companies, including those located in emerging market countries. Companies in the fund's portfolio generally have market capitalizations in excess of $1 billion.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses an analysis of economic and market data, as well as its knowledge of each country's culture, to determine country and industry allocations. Before selecting a country for investment, the subadviser analyzes the stability of a country's currency and its political, social and economic culture.

Subject to these allocations, the subadviser uses a value oriented, bottom up approach, researching and evaluating individual companies, to select stocks for the fund's portfolio. This research includes visiting companies around the world and meeting with company management. The subadviser has contact with a worldwide network of senior brokers and analysts.

In selecting stocks for the fund's portfolio, the subadviser also looks for companies with the following characteristics:
- Businesses that the subadviser believes offers value
- Low price/earnings multiples relative to other stocks in each country/industry
- Above average, long term earnings expectation not reflected in the price

The subadviser chooses approximately 70-90 stocks for the portfolio from a select universe of stocks.

Under normal circumstances, the fund must invest in a minimum of three countries. In the past, the fund has invested in as many as 20 or more countries at a time.

The fund focuses on companies located in Europe, the Pacific Basin and emerging industrialized countries whose economies and political regimes appear more stable and are believed to provide some protection to foreign shareholders.

--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund's institutional class shares from year-to-year for the past ten years.

[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'93                                                                              45.42
'94                                                                               5.43
'95                                                                              16.06
'96                                                                              20.12
'97                                                                              15.49
'98                                                                              10.36
'99                                                                              23.89
'00                                                                              -4.97
'01                                                                             -12.25
'02                                                                              -6.38

FUND'S BEST AND WORST CALENDAR QUARTERS
(for the past 10 years)

                              Total Return         Quarter/Year
---------------------------------------------------------------

Best                             18.28%             4th/1998

Worst                           -21.25%             3rd/2002
---------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2002)

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of international common stock prices. The fund's past performance does not necessarily indicate how the fund will perform in the future. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund's past performance before and after taxes, is not necessarily an indication of how the fund will perform in the future.

                               One      Five     Ten
                              Year     Years    Years
------------------------------------------------------
INTERNATIONAL FUND
Institutional Class
Return Before Taxes           -6.38%    1.31%   10.17%
Return After Taxes on
  Distributions               -7.08%   -0.22%    8.88%
Return After Taxes on
  Distributions and Sale of
  Fund Shares                 -3.48%    1.04%    8.49%
Retirement Class(1)
Return Before Taxes           -6.60%    1.06%    9.90%
Investor Class(1)
Return Before Taxes           -6.74%    0.89%    9.71%
------------------------------------------------------
COMPARATIVE INDEX
EAFE(2)
  (reflects no deduction
  for fees, expenses or
  taxes)                     -15.94%   -2.89%    4.00%
------------------------------------------------------

(1) Based upon performance of the institutional class shares prior to November 1, 2002 and adjusted to reflect higher fees and expenses.

(2) Morgan Stanley Capital International Europe, Australasia, Far East

RISK/RETURN SUMMARY -- INTERNATIONAL EQUITY
HARBOR INTERNATIONAL FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL CLASS

Fund#: 011
Cusip: 411511306
Ticker: HAINX

RETIREMENT CLASS
Fund#: 211
Cusip: 411511652
Ticker: HRINX

INVESTOR CLASS
Fund#: 411
Cusip: 411511645
Ticker: HIINX
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- A drop in foreign stock markets.
- The market favors growth stocks over value stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
- The subadviser's judgments about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.

The fund invests primarily in securities of foreign companies. Because of this, there is a greater risk that the fund's share price will fluctuate more than if the fund invested in domestic issuers. Prices of foreign securities may go down if any of the following occurs:
- Unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign companies.
- A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.
- Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.

These risks are more severe for securities of issuers in emerging market countries such as Eastern Europe, Latin America and the Pacific Basin.


Foreign brokerage and custodian fees may be higher than in the U.S.

--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on year ended October 31, 2002)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                         Institutional   Retirement   Investor
                             Class         Class       Class
--------------------------------------------------------------

SHAREHOLDER FEES             None          None        None
(fees paid directly
  from your
  investment)
  Redemption fee(1)          2.00%         2.00%       2.00%

ANNUAL FUND OPERATING
EXPENSES
(expenses that are
  deducted from fund
  assets)
  Management fees(2)         0.75%         0.75%       0.75%
  Distribution and
    service (12b-1)
    fees                     None          0.25%       0.25%
  Other expenses             0.14%         0.14%       0.32%
                             -----         -----       -----
  Total annual fund
    operating
    expenses(3)              0.89%         1.14%       1.32%
--------------------------------------------------------------

(1) The 2% fee applies to shares redeemed (by selling, by exchanging to another fund, or by application of the accounts with small balances exchange policy) within 60 days of purchase. The fee is withheld from redemption proceeds and retained by the fund. Shares held for 60 days or more are not subject to the 2% fee.

(2) Restated to reflect a reduction in the management fee, effective April 1, 2002, from 0.85% to 0.75%.

(3) Due to the change in management fees during the year, the fund's actual expenses were:

                            Institutional   Retirement   Investor
                                Class         Class       Class
                            -------------------------------------
    Management fees             0.77%         0.77%       0.77%
    Distribution and
      service (12b-1) fees      None          0.25%       0.25%
    Other expenses              0.14%         0.14%       0.32%
                                -----         -----       -----
    Total annual operating
      expenses                  0.91%         1.16%       1.34%

EXAMPLE
(based on October 31, 2002 fees and expenses)

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example is based on the gross expenses and assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                          One       Three      Five        Ten
                         Year       Years      Years      Years
----------------------------------------------------------------

Institutional Class      $ 91       $284       $493       $1,096

Retirement Class         $116       $362       $628       $1,386

Investor Class           $134       $418       $723       $1,590
----------------------------------------------------------------

RISK/RETURN SUMMARY -- INTERNATIONAL EQUITY
HARBOR INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT GOAL
Long-term growth of capital.

PRINCIPAL STYLE CHARACTERISTICS
Foreign mid to large cap stocks demonstrating accelerating earnings growth.

PORTFOLIO MANAGERS
THEODORE TYSON
JOSEPH JORDAN
DOUGLAS ALLEN
THOMAS PAK
Mastholm Asset Management LLC

10500 NE 8th Street
Suite 1725
Bellevue, WA 98004

Theodore Tyson, Joseph Jordan and Douglas Allen have co-managed the fund since December 1, 2001. Thomas Pak became a co-manager in December 2002. Mr. Tyson hased as the chief investment officer, managing director and portfolio manager of Mastholm since 1997. Mr. Jordan has served as a director and portfolio manager of Mastholm since 1997. Mr. Allen has served as a director and portfolio manager of Mastholm since 1999. Mr. Pak joined Mastholm in 1997 and was promoted to portfolio manager in 2002.
--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in equity securities, principally common and preferred stocks of foreign companies with a minimum market capitalization of about $10 billion at the time of initial investment. Under normal circumstances, the fund must invest in a minimum of three countries.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses a bottom up approach to construct the fund's portfolio. The fund's sector, country, and currency weightings are a result of, and secondary to, individual stock selections.

In selecting stocks for the fund's portfolio, the subadviser generally looks for companies with the following characteristics:
- Clarity of accounting and confirmation of earnings acceleration
- Operating results higher than analyst expectations
- Wide divergence of analyst expectations
- Stock price below historical average range
- Trading volume that meets the subadviser's minimum liquidity guidelines

The subadviser's research includes visiting companies and their competitors, suppliers, and vendors. The subadviser's research is aided by relationships with over 20 brokerage firms worldwide. The fund expects to invest in approximately 35-55 companies. However, the subadviser intends to limit emerging markets exposure to 10% at cost.

--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund's institutional class shares from year-to-year since its founding.
[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'94                                                                              -7.71
'95                                                                              24.29
'96                                                                              32.04
'97                                                                               3.57
'98                                                                              23.49
'99                                                                              20.19
'00                                                                             -25.50
'01                                                                             -38.54
'02                                                                             -24.67

FUND'S BEST AND WORST CALENDAR QUARTERS
(for the past 10 years)

                              Total Return         Quarter/Year
---------------------------------------------------------------

Best                             25.74%              4th/1999

Worst                           -25.54%              1st/2001
---------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2002)

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of international common stock prices. The fund's past performance does not necessarily indicate how the fund will perform in the future. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund's past performance before and after taxes, is not necessarily an indication of how the fund will perform in the future.

                                                Since
                            One      Five     Inception
                            Year    Years    (11/01/1993)
---------------------------------------------------------
INTERNATIONAL GROWTH FUND
Institutional Class
Return Before Taxes        -24.67%  -12.53%     -1.14%
Return After Taxes on
  Distributions            -24.70%  -13.44%     -1.95%
Return After Taxes on
  Distributions and Sale
  of Fund Shares           -15.03%   -8.96%     -0.54%
Retirement Class(1)
Return Before Taxes        -24.83%  -12.74%     -1.39%
Investor Class(1)
Return Before Taxes        -24.97%  -12.90%     -1.57%
---------------------------------------------------------
COMPARATIVE INDEX
EAFE(2) Growth
  (reflects no deduction
  for fees, expenses or
  taxes)                   -16.02%   -5.43%     -1.28%
---------------------------------------------------------

(1) Based upon performance of the institutional class shares prior to November 1, 2002 and adjusted to reflect higher fees and expenses.

(2) Morgan Stanley Capital International Europe, Australasia, Far East

RISK/RETURN SUMMARY -- INTERNATIONAL EQUITY
HARBOR INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL CLASS

Fund#: 017
Cusip: 411511801
Ticker: HAIGX

RETIREMENT CLASS

Fund#: 217
Cusip: 411511637
Ticker: HRIGX

INVESTOR CLASS

Fund#: 417
Cusip: 411511629
Ticker: HIIGX
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- A drop in foreign stock markets.
- The market favors value stocks or small cap stocks over growth stocks or large cap stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
- The subadviser's judgments about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.

Because the fund typically invests in approximately 35 to 55 companies, an adverse event affecting a particular company may hurt the fund's performance more than if it had invested in a larger number of companies.

The fund invests primarily in securities of foreign companies. Because of this, there is a greater risk that the fund's share price will fluctuate more than if the fund invested in domestic issuers. Prices of foreign securities may go down if any of the following occur:
- Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.
- A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.
- Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.

These risks are more severe for securities of issuers in emerging market countries.

Foreign brokerage and custodian fees may be higher than in the U.S.

--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on year ended October 31, 2002)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                        Institutional   Retirement   Investor
                            Class         Class       Class
-------------------------------------------------------------

SHAREHOLDER FEES            None          None        None
(fees paid directly
  from your
  investment)
  Redemption fee(1)         2.00%         2.00%       2.00%

ANNUAL FUND OPERATING
EXPENSES
(expenses that are
  deducted from fund
  assets)
  Management fees           0.75%         0.75%       0.75%
  Distribution and
    service (12b-1)
    fees                    None          0.25%       0.25%
  Other expenses            0.24%         0.24%       0.42%
                            -----         -----       -----
  Total annual fund
    operating expenses      0.99%         1.24%       1.42%
-------------------------------------------------------------

(1) The 2% fee applies to shares redeemed (by selling, by exchanging to another fund, or by application of the accounts with small balances exchange policy) within 60 days of purchase. The fee is withheld from redemption proceeds and retained by the fund. Shares held for 60 days or more are not subject to the 2% fee.

EXAMPLE
(based on October 31, 2002 fees and expenses)

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                         One     Three    Five      Ten
                         Year    Years    Years    Years
---------------------------------------------------------

Institutional Class      $101    $315     $547     $1,213

Retirement Class         $126    $393     $681     $1,500

Investor Class           $145    $449     $776     $1,702
---------------------------------------------------------

RISK/RETURN SUMMARY -- FIXED INCOME
HARBOR HIGH-YIELD BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT GOAL

Total return.

PRINCIPAL STYLE CHARACTERISTICS
High-yield bonds.

PORTFOLIO MANAGERS
MARK SHENKMAN
FRANK WHITLEY
MARK FLANAGAN
Shenkman Capital Management, Inc.
461 5th Avenue
22nd Floor
New York, NY 10017

Mark Shenkman, Frank Whitley and Mark Flanagan have co-managed the fund since its inception in 2002. Mr. Shenkman has been the president of Shenkman Capital Management since 1985. Mr. Whitley, executive vice president of Shenkman Capital Management joined the firm in 1988 and became a portfolio manager in 1995. Mr. Flanagan, senior vice president joined the firm in 1992 and became a portfolio manager in 2002. Mr. Flanagan was the director of credit research for Shenkman Capital Management from 1996-2002.
--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in below investment grade bonds of corporate issuers. These bonds may pay interest on a semi-annual basis (i.e., cash pay bonds) or have a deferred interest feature (i.e., zero coupon bonds). The fund may also invest in private placements with registration rights. Only U.S. dollar denominated securities are considered for investment in the fund.

The subadviser selects securities using its internally developed proprietary tools. The companies selected by the subadviser generally exhibit, or have the prospect for, positive credit momentum with the potential for credit rating upgrade. The subadviser seeks to maximize portfolio return and minimize default risk by maintaining strict adherence to the following elements of its philosophy:
- Bottom up, fundamental analysis
- Broad diversification
- Direct communication with management
- Monitor all issuers on a systematic basis
- Credit committee disciplined approach
- Comprehensive reporting and risk control systems

The subadviser conducts an in-depth analysis using proprietary research tools in addition to communicating with management of the issuers to select securities for investment in the fund and to monitor the selected securities on a systematic basis. All securities in the portfolio are reviewed at least four times a year. As part of the selection and monitoring process, the subadviser actively seeks to avoid investing in securities of issuers that it deems have a high risk of default.

The fund intends to invest substantially all, but must invest at least 80%, of its net assets plus borrowings for investment purposes, in a diversified portfolio of below investment grade, high-risk, corporate bonds that are rated below Baa3 by Moody's or below BBB- by S&P, commonly referred to as "high-yield" or "junk bonds". The fund's 80% investment policy may not be changed unless the fund provides 60 days advance notice to its shareholders.

Although duration may be one of the tools used in security selection, the fund does not focus on bonds with any particular duration or maturity.

CREDIT QUALITY. The fund invests primarily in below investment grade securities, but may invest up to 20% of its net assets in investment grade securities and U.S. Treasury and Agency securities. As such, the fund's average weighted portfolio quality varies from time to time depending on the subadviser's investment strategy. However, it is not the intent of the subadviser to actively invest in defaulted securities.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Because the fund is newly organized and does not yet have a performance history, the bar chart and total return tables are not provided. See page 30 for historical subadviser composite performance information for accounts with substantially similar investment objectives, policies and strategies.

--------------------------------------------------------------------------------

PRINCIPAL RISKS

Although fixed income securities generally are considered to be less volatile than stocks, they do fluctuate in price in response to changes in interest rates and the value of your investment may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- Interest rates go up, which will make the price of the fixed income securities go down and reduce the value of the fund's portfolio.
- The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. Credit risk should be high for the fund because it invests primarily in below investment grade bonds.
- Adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.
- When interest rates are declining, the issuer of a security may exercise its option to call the bond (i.e., prepay principal) earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
- When interest rates are rising, the average life of securities backed by callable debt obligations is extended because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk.
- The subadviser's judgment about the attractiveness, relative value or potential appreciation of particular sector, security or strategy proves to be incorrect.
- A period of low economic growth or rising interest rates could reduce the fund's ability to sell its bonds. The lack of a liquid market for these securities could decrease the fund's share price.

There is a greater risk that the fund will lose money because it invests primarily in high-yield bonds. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

RISK/RETURN SUMMARY -- FIXED INCOME
HARBOR HIGH-YIELD BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL CLASS

Fund#: 024
Cusip: 411511553
Ticker: HYFAX

RETIREMENT CLASS
Fund#: 224
Cusip: 411511546
Ticker: HYFRX

INVESTOR CLASS
Fund#: 424
Cusip: 411511538
Ticker: HYFIX
--------------------------------------------------------------------------------

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                         Institutional   Retirement   Investor
                             Class         Class       Class
--------------------------------------------------------------

SHAREHOLDER FEES
(fees paid directly
  from your
  investment)
  Redemption fee(1)          1.00%         1.00%       1.00%

ANNUAL FUND OPERATING
EXPENSES
(expenses that are
  deducted from fund
  assets)
  Management fees            0.70%         0.70%       0.70%
  Distribution and
    service (12b-1)
    fees                     None          0.25%       0.25%
  Other expenses             0.84%         0.84%       1.02%
                             -----         -----       -----
  Total annual fund
    operating
    expenses(2)              1.54%         1.79%       1.97%
--------------------------------------------------------------

(1) The 1% fee applies to shares redeemed (by selling, by exchanging to another fund, or by application of the accounts with small balances exchange policy) within 9-months of purchase. The fee is withheld from redemption proceeds and retained by the fund. Shares held for 9-months or more are not subject to the 1% fee.

(2) The adviser has voluntarily agreed to limit the fund's operating expenses for the current year:

                           Institutional   Retirement   Investor
                               Class         Class       Class
                           -------------------------------------
    Management fees            0.20%         0.20%       0.20%
    Distribution and
      service (12b-1)
      fees                     None          0.25%       0.25%
    Other expenses             0.65%         0.65%       0.83%
                               -----         -----       -----
    Total annual fund
      operating expenses       0.85%         1.10%       1.28%

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example is based on the gross expenses and assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                         One       Three       Five        Ten
                         Year      Years      Years       Years
----------------------------------------------------------------

Institutional Class      $157      $486       $  839      $1,834

Retirement Class         $182      $563       $  970      $2,105

Investor Class           $200      $618       $1,062      $2,296
----------------------------------------------------------------

RISK/RETURN SUMMARY -- FIXED INCOME
HARBOR BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT GOAL
Total return.

PRINCIPAL STYLE CHARACTERISTICS
Intermediate bonds with overall portfolio rated high quality.

PORTFOLIO MANAGER
WILLIAM GROSS
Pacific Investment Management Company

840 Newport Center Dr.
P.O. Box 6430
Newport Beach, CA 92658-6430

Bill Gross has managed the fund since it started in 1987. He has been a managing director of PIMCO and its predecessor since 1982.
--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in bonds of corporate and governmental issuers located in the U.S. and foreign countries, including emerging markets.

Total return includes dividends, realized and unrealized capital gains and changes in net asset value.

The subadviser relies on its own proprietary research and analysis to manage the fund's portfolio. The subadviser uses a top down strategy to focus on broad factors and monetary conditions. These include:
- Long-term social, political and demographic trends
- Cyclical business and economic conditions
- Current market conditions

The subadviser selects securities that appear to be most undervalued relative to their risk and potential return characteristics. In analyzing the relative attractiveness of sectors, the subadviser considers the narrowing or widening of yields compared with yields for government and other sectors.

The fund intends to invest substantially all, but must invest at least 80%, of its net assets, plus borrowings for investment purposes, in a diversified portfolio of all types of bonds. These include mortgage-related securities and asset-backed securities. At least 60% of its assets will be invested in securities of U.S. issuers and at least 80% of its assets will be U.S. dollar-denominated. No more than 25% of its assets will be invested in a single country other than the U.S. The fund's 80% investment policy may not be changed unless the fund provides 60 days advance notice to its shareholders.

The fund uses derivative securities such as mortgage-backed securities and derivative contracts such as options and futures to take investment positions that more precisely reflect the subadviser's expectations of how portfolio securities will perform. The fund may engage in short selling, which is the sale by the fund of a borrowed security. Because the fund is obligated to replace the borrowed security, the fund will benefit from the short sale if the price of the security declines before it is replaced.

CREDIT QUALITY. The fund will not invest in securities rated lower than B. The fund's average weighted portfolio quality is at least A. The fund invests primarily in investment grade securities, but may invest up to 15% of its assets in below investment grade domestic and foreign securities, commonly referred to as high yield or junk bonds.

DURATION. The fund's duration is equal to that of the bond market plus or minus
1.5 years. The duration of the bond market as of December 31, 2002 was 3.7 years. Duration is an approximate measure of the sensitivity of the market value of the fund's holdings to changes in interest rates. If the fund's duration is longer than the market's, the fund would experience a greater change in the value of its assets when interest rates are rising or falling than would the market as a whole.

--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund's institutional class shares from year-to-year for the past ten years.
[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'93                                                                              12.41
'94                                                                              -3.76
'95                                                                              19.15
'96                                                                               4.94
'97                                                                               9.39
'98                                                                               9.56
'99                                                                              -0.32
'00                                                                              11.34
'01                                                                               9.03
'02                                                                              10.63

FUND'S BEST AND WORST CALENDAR QUARTERS
(for the past 10 years)

                         Total Return   Quarter/Year
----------------------------------------------------

Best                         5.83%        3rd/2001

Worst                       -3.13%        1st/1994
----------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2002)

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. fixed income securities. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund's past performance before and after taxes, is not necessarily an indication of how the fund will perform in the future.

                              One     Five     Ten
                              Year    Years   Years
---------------------------------------------------
BOND FUND
Institutional Class
Return Before Taxes          10.63%   7.96%   8.06%
Return After Taxes on
  Distributions               7.60%   5.16%   5.16%
Return After Taxes on
  Distributions and Sale of
  Fund Shares                 6.65%   5.03%   5.06%
Retirement Class(1)
Return Before Taxes          10.39%   7.70%   7.79%
---------------------------------------------------
COMPARATIVE INDEX
Lehman Brothers
  Aggregate -- U.S.
  (reflects no deduction
  for fees, expenses or
  taxes)                     10.25%   7.55%   7.51%
---------------------------------------------------

(1) Based upon performance of the institutional class shares prior to November 1, 2002 and adjusted to reflect higher fees and expenses.

RISK/RETURN SUMMARY -- FIXED INCOME
HARBOR BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL CLASS

Fund#: 014
Cusip: 411511108
Ticker: HABDX

RETIREMENT CLASS
Fund#: 214
Cusip: 411511686
Ticker: HRBDX
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Although fixed income securities generally are considered to be less volatile than stocks, they do fluctuate in price in response to changes in interest rates and the value of your investment may go down. This means that you could lose money or the fund may not perform as well as other possible investments if any of the following occurs:
- Interest rates go up, which will make the prices of fixed income securities go down and reduce the value of the fund's portfolio.
- The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for below investment grade bonds.
- When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
- When interest rates are rising, the average life of securities backed by callable debt obligations is extended because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk.
- The subadviser's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or hedging strategy proves to be incorrect.
- Prices of foreign securities go down because of unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more severe for securities of issuers in emerging market countries.
- Changes in the value of futures contracts do not correspond closely to changes in the fund's portfolio, which may not accurately hedge the fund's exposure.
- The price of securities sold short increases, causing the fund to pay more to replace the borrowed securities than the fund received on the sale of the securities.

There is a greater risk that the fund will lose money due to prepayment and extension risks because the fund invests heavily at times in mortgage-related securities. Mortgage derivatives in the fund's portfolio may have especially volatile prices because of imbedded leverage or unusual interest rate reset terms.

--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on year ended October 31, 2002)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                               Institutional   Retirement
                                   Class         Class
---------------------------------------------------------

SHAREHOLDER FEES                   None          None
(fees paid directly from
  your investment)

ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from fund assets)
  Management fees(1)               0.50%         0.50%
  Distribution and service
    (12b-1) fees                   None          0.25%
  Other expenses                   0.10%         0.10%
                                   -----         -----
  Total annual fund
    operating expenses(2)          0.60%         0.85%
---------------------------------------------------------

(1) Restated to reflect a reduction in the management fee, effective March 1, 2003, from 0.70% to 0.50%.

(2) Because the adviser has voluntarily agreed to reduce the fund's operating expenses, the fund's actual operating expenses were:

                                 Institutional   Retirement
                                     Class         Class
                                 --------------------------
Management fees                      0.48%         0.48%
Distribution and service
  (12b-1) fees                       None          0.25%
Other expenses                       0.10%         0.10%
                                     -----         -----
Total annual fund operating
  expenses                           0.58%         0.83%

EXAMPLE
(based on October 31, 2002 fees and expenses)

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example is based on the gross expenses and assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                          One     Three    Five      Ten
                         Year     Years    Years    Years
----------------------------------------------------------

Institutional Class       $61     $192     $335     $  750

Retirement Class          $87     $271     $471     $1,049
----------------------------------------------------------

RISK/RETURN SUMMARY -- FIXED INCOME
HARBOR SHORT DURATION FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT GOAL
Total return that is consistent with preservation of capital.

PRINCIPAL STYLE CHARACTERISTICS
High quality short-term bonds.

PORTFOLIO MANAGERS

DAVID MARMON
KEN O'DONNELL
Fischer Francis Trees
& Watts, Inc.

200 Park Ave.
New York, NY 10166

FFTW has been the fund's subadviser since it started in 1992. David Marmon has managed the fund since 2000 and Ken O'Donnell has co-managed the fund since 2003. Mr. Marmon has been a managing director of FFTW since 1996 and prior to 1996 was a portfolio manager at FFTW. Mr. O'Donnell has been a portfolio manager at FFTW since 2002 and prior to 2002 was an asset-backed security specialist in the structured products group at Standish Mellon Asset Management.
--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in short-term (up to 3 years maturity) high quality fixed income securities of corporate and governmental issuers located in the U.S. and foreign countries.

The subadviser seeks to maximize portfolio return and minimize volatility by:
- Adjusting the issuer sector allocations, such as U.S. treasuries, corporates, U.S. government agencies, etc.
- Managing the key variables such as duration and credit quality
- Selectively using currency and interest rate management techniques to hedge interest rate and foreign currency risks associated with portfolio holdings

The fund intends to invest substantially all, but must invest at least 80%, of its net assets, plus borrowings for investment purposes, in a diversified portfolio of all types of fixed income securities. These include bonds, mortgage-related securities and asset-backed securities. At least 60% of its net assets will be invested in securities of U.S. issuers and 80% of its net assets will be U.S. dollar denominated. No more than 25% of its net assets will be invested in a single country other than the U.S. The fund's 80% investment policy may not be changed unless the fund provides 60 days advance notice to its shareholders.

The fund uses derivative securities such as mortgage-backed securities and derivative contracts such as options and futures to take investment positions that more precisely reflect the subadviser's expectations of how a security in the fund's portfolio may perform. The fund may engage in short selling, which is the sale by the fund of a borrowed security. Because the fund is obligated to replace the borrowed security, the fund will benefit from the short sale if the price of the security declines before it is replaced.

CREDIT QUALITY. The fund invests primarily in high quality securities, but may invest in medium grade securities. The fund will not invest in securities rated lower than A. The fund's average weighted portfolio quality is generally AA or higher.

DURATION. The fund's average duration is approximately one year and will not vary from one year by more than two years. Duration is an approximate measure of the sensitivity of the market value of the fund's holdings to changes in interest rates. If the fund's duration is longer than the market's, the fund would experience a greater change in the value of its assets when interest rates are rising or falling than would the market as a whole.

--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund's institutional class shares from year-to-year for the past ten years.

[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'93                                                                              4.45
'94                                                                              2.74
'95                                                                              7.44
'96                                                                              6.31
'97                                                                              6.29
'98                                                                              6.36
'99                                                                              3.76
'00                                                                              7.41
'01                                                                              6.05
'02                                                                              4.08

FUND'S BEST AND WORST CALENDAR QUARTERS
(for the past 10 years)

                        Total Return       Quarter/Year
-------------------------------------------------------

Best                       2.45%             2nd/1995

Worst                      0.05%             1st/1994
-------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2002)

The table shows how the fund's average annual returns for different calendar periods compare to those of one year government bonds. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund's past performance before and after taxes, is not necessarily an indication of how the fund will perform in the future.

                                 One       Five        Ten
                                 Year      Years      Years
-----------------------------------------------------------
SHORT DURATION FUND
Institutional Class
Return Before Taxes              4.08%     5.52%      5.48%
Return After Taxes on
  Distributions                  2.67%     3.39%      2.75%
Return After Taxes on
  Distributions and Sale of
  Fund Shares                    2.49%     3.35%      2.95%
Retirement Class(1)
Return Before Taxes              3.86%     5.27%      5.22%
-----------------------------------------------------------
COMPARATIVE INDEX
Salomon Treasury 1 YR CMI
  (reflects no deduction
  for fees, expenses or
  taxes)                         3.30%     5.51%      5.38%
-----------------------------------------------------------

(1) Based upon performance of the institutional class shares prior to November 1, 2002 and adjusted to reflect higher fees and expenses.

RISK/RETURN SUMMARY -- FIXED INCOME
HARBOR SHORT DURATION FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL CLASS

Fund#: 016
Cusip: 411511702
Ticker: HASDX

RETIREMENT CLASS

Fund#: 216
Cusip: 411511678
Ticker: HRSDX
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Although fixed income securities generally are considered to be less volatile than stocks, they do fluctuate in price in response to changes in interest rates and the value of your investment may go down. This means that you could lose money if any of the following occurs:
- Interest rates go up, which will make the prices of fixed income securities go down and reduce the value of the fund's portfolio.
- The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.
- When interest rates are declining, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
- When interest rates are rising, the average life of securities backed by debt obligations is extended because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk.
- The subadviser's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or hedging strategy proves to be incorrect.
- Prices of foreign securities go down because of unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.
- The price of securities sold short increases, causing the fund to pay more to replace the borrowed securities than the fund received on the sale of the securities.
- Changes in the value of futures contracts do not correspond closely to changes in the fund's portfolio, which may not accurately hedge the fund's exposure.

There is a greater risk that the fund will lose money due to prepayment and extension risks because the fund invests heavily at times in asset-backed and mortgage-related securities. Mortgage derivatives in the fund's portfolio may have especially volatile prices because of imbedded leverage or unusual interest rate reset terms.

The fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholder's tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on year ended October 31, 2002)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                               Institutional    Retirement
                                   Class          Class
----------------------------------------------------------

SHAREHOLDER FEES                   None           None
(fees paid directly from
  your investment)

ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from fund assets)
  Management fees(1)               0.30%          0.30%
  Distribution and service
    (12b-1) fees                   None           0.25%
  Other expenses                   0.15%          0.15%
                                   -----          -----
  Total annual fund
    operating expenses(2)          0.45%          0.70%
----------------------------------------------------------

(1) Restated to reflect a reduction in the management fee, effective March 1, 2002, from 0.40% to 0.30%.

(2) Because the adviser voluntarily agreed to reduce the fund's operating expenses, the fund's actual operating expenses were:

                                Institutional    Retirement
                                    Class          Class
                                ---------------------------
    Management fees                 0.20%          0.20%
    Distribution and service
      (12b-1) fees                  None           0.25%
    Other expenses                  0.15%          0.15%
                                    -----          -----
    Total annual operating
      expenses                      0.35%          0.60%

EXAMPLE
(based on October 31, 2002 fees and expenses)

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example is based on the gross expense and assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                          One       Three      Five        Ten
                         Year       Years      Years      Years
---------------------------------------------------------------

Institutional Class       $46       $144       $252       $567

Retirement Class          $72       $224       $390       $871
---------------------------------------------------------------

RISK/RETURN SUMMARY -- FIXED INCOME
HARBOR MONEY MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT GOAL
Current income. The fund intends to maintain a stable share price of $1.

PRINCIPAL STYLE CHARACTERISTICS
Very short-term high quality money market instruments.

PORTFOLIO MANAGERS

DAVID MARMON
KEN O'DONNELL
Fischer Francis Trees &
Watts, Inc.

200 Park Ave.
New York, NY 10166

FFTW has been the fund's subadviser since it started in 1987. David Marmon has managed the fund since 2000 and Ken O'Donnell has co-managed the fund since 2003. Mr. Marmon has been a managing director of FFTW since 1996 and prior to 1996 was a portfolio manager at FFTW. Mr. O'Donnell has been a portfolio manager at FFTW since 2002 and prior to 2002 was an asset-backed security specialist in the structured products group at Standish Mellon Asset Management.
--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests in U.S. dollar denominated money market securities. These may include obligations issued by:
- U.S. and foreign banks
- Corporate issuers
- U.S. government and its agencies and instrumentalities
- U.S. states and municipalities
- Foreign governments
- Multinational organizations such as the World Bank

The subadviser selects securities for the fund's portfolio by:
- Allocating assets and actively trading among issuer sectors, such as U.S. treasuries, corporate issuers, U.S. government agencies, etc., while focusing on sectors that appear to have the greatest near-term return potential.
- Focusing on securities that appear to offer the best relative value based on an analysis of their credit quality and interest rate sensitivity.

The fund may invest in all types of money market securities, including commercial paper, certificates of deposit, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short-term debt securities.

MINIMUM CREDIT QUALITY. Ratings for at least 95% of the fund's investments are in the rating agencies' highest short-term rating category or of equivalent quality for unrated securities.

MAXIMUM MATURITY. Average dollar weighted portfolio maturity of 90 days or less. Maturity of 397 days or less for individual securities.

--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund's institutional class shares from year-to-year for the past ten years.

[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'93                                                                              2.76
'94                                                                              3.91
'95                                                                              5.71
'96                                                                              5.02
'97                                                                              5.16
'98                                                                              5.13
'99                                                                              4.89
'00                                                                              6.17
'01                                                                              4.09
'02                                                                              1.45

FUND'S BEST AND WORST CALENDAR QUARTERS
(for the past 10 years)

                        Total Return   Quarter/Year
---------------------------------------------------

Best                       1.63%         4th/2000

Worst                      0.55%         4th/2001
---------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2002)

The table shows how the fund's average annual returns for different calendar periods compare to those of 90-day Treasury bills. The fund's past performance does not necessarily indicate how the fund will perform in the future.

                              One     Five      Ten
                             Year     Years    Years
----------------------------------------------------
MONEY MARKET FUND

Institutional Class          1.45%    4.33%    4.42%
Retirement Class(1)          1.04%    4.04%    4.14%
----------------------------------------------------
COMPARATIVE INDEX

90-Day Treasury Bills        1.66%    4.26%    4.49%
----------------------------------------------------

Current Yield for Period Ended December 31, 2002*
--------------------------------------------------
Institutional Class              7 Days: 1.12%
Retirement Class(2)              7 Days: 0.00%
--------------------------------------------------

*Call 1-800-422-1050 or visit www.harborfund.com for the fund's current 7-day yield.

(1) Based upon performance of the institutional class shares prior to November 1, 2002 and adjusted to reflect higher fees and expenses.

(2) The 7-day yield was 0% because the fund had assets of only $1.00 and did not earn income.

RISK/RETURN SUMMARY -- FIXED INCOME
HARBOR MONEY MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Fund#: 015
Cusip: 411511405
Ticker: HARXX

RETIREMENT CLASS
Fund#: 215
Cusip: 411511660
Ticker: HRMXX
--------------------------------------------------------------------------------

PRINCIPAL RISKS

The fund may not perform as well as other possible investments if any of the following occurs:
- The issuer or guarantor of a security owned by the fund defaults on its payment obligations, becomes insolvent or has its credit rating downgraded by a rating agency.
- There is a sudden or sharp increase in interest rates.
- The value of the fund's foreign securities goes down because of unfavorable foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.
- The subadviser's judgment about the relative values of securities selected for the fund's portfolio proves to be incorrect.

Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on year ended October 31, 2002)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                               Institutional    Retirement
                                   Class          Class
----------------------------------------------------------

SHAREHOLDER FEES                   None           None
(fees paid directly from
  your investment)
ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from fund assets)
  Management fees                  0.30%          0.30%
  Distribution and service
    (12b-1) fees                   None           0.25%
  Other expenses                   0.22%          0.22%
                                   -----          -----
  Total annual fund
    operating expenses(1)          0.52%          0.77%
----------------------------------------------------------

(1) Because the adviser voluntarily agreed to reduce the fund's operating expenses, the fund's actual operating expenses were:

                                 Institutional   Retirement
                                     Class         Class
                                 --------------------------
    Management fees                  0.18%         0.18%
    Distribution and service
      (12b-1) fees                   None          0.25%
    Other expenses                   0.22%         0.22%
                                     -----         -----
    Total annual operating
      expenses                       0.40%         0.65%

EXAMPLE
(based on October 31, 2002 fees and expenses)

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example is based on the gross expenses and assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                            One     Three    Five      Ten
                           Year     Years    Years    Years
-----------------------------------------------------------

Institutional Class         $53     $167     $291     $653

Retirement Class            $79     $246     $428     $954
-----------------------------------------------------------

THE FUNDS' INVESTMENTS
ADDITIONAL INFORMATION ABOUT THE FUNDS' PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------

EQUITY INVESTMENTS
The equity funds may invest in all types of equity securities.

Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, security futures, investment grade convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations.

--------------------------------------------------------------------------------

FIXED INCOME INVESTMENTS
Harbor High-Yield Bond Fund invests primarily in below investment grade bonds. Harbor Bond Fund and Harbor Short Duration Fund may invest in all types of fixed income securities.
Harbor Money Market Fund invests exclusively in U.S. dollar-denominated money market securities.

Fixed income investments include bonds (including bond units), notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments.

Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; supranational organizations; and foreign governments and their political subdivisions.

These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

Money market securities include commercial paper, certificates of deposit, bankers' acceptances, repurchase agreements and other short-term debt securities.

--------------------------------------------------------------------------------
MORTGAGE-RELATED AND ASSET-BACKED SECURITIES

Mortgage-related securities may be issued by private companies or by agencies of the U.S. government. Mortgage-related securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.

Harbor Bond Fund and Harbor Short Duration Fund may use mortgage dollar rolls to finance the purchase of additional investments. Dollar rolls expose a fund to the risk that it will lose money if the additional investments do not produce enough income to cover the fund's dollar roll obligations.

For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

Mortgage-related and asset-backed securities are especially sensitive to prepayment and extension risk. At times, Harbor Bond Fund and Harbor Short Duration Fund invest a large percentage of assets in mortgage-backed and asset-backed securities.

Harbor Money Market Fund invests in mortgage-related securities that meet its quality, liquidity and maturity standards and that do not contain imbedded leverage.

--------------------------------------------------------------------------------
CREDIT QUALITY

Securities are investment grade if:
- They are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization.
- They have received a comparable short-term or other rating.
- They are unrated securities that the subadviser believes to be of comparable quality to rated investment-grade securities.

If a security receives different ratings, a fund will treat the security as being rated in the highest (lowest for Harbor High-Yield Bond Fund) rating category. A fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating. Each fund's credit standards also apply to counterparties to over-the-counter derivative contracts.

THE FUNDS' INVESTMENTS
INFORMATION ABOUT THE FUNDS' OTHER INVESTMENTS
--------------------------------------------------------------------------------

DERIVATIVE INSTRUMENTS

Each fund, other than Harbor Money Market Fund, may, but is not required to, use derivatives for any of the following purposes:
- To hedge against adverse changes in the market value of securities held by or to be bought for the fund. These changes may be caused by changing interest rates, stock market prices or currency exchange rates.
- As a substitute for purchasing or selling securities or foreign currencies.
- To manage the duration of a fund's fixed income portfolio.
- In non-hedging situations, to attempt to profit from anticipated market developments.

A derivative instrument will obligate or entitle a fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, index or currency.

Examples of derivatives are futures contracts, options, forward contracts, swaps, caps, collars and floors.

Even a small investment in derivatives can have a big impact on a fund portfolio's interest rate, stock market and currency exposure. Therefore, using derivatives can disproportionately increase a fund's portfolio losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's portfolio holdings. If a fund uses derivatives, it manages its derivative position by segregating enough cash or liquid securities that when combined with the value of the position will equal the value of the asset it represents.

Counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund's portfolio less liquid and harder to value, especially in declining markets.

--------------------------------------------------------------------------------

TEMPORARY DEFENSIVE POSITIONS

In response to extraordinary market, economic or political conditions, each fund may depart from its principal investment strategies by taking large temporary investment positions in cash or investment-grade debt securities.

The international funds may invest without limit in equity securities of U.S. issuers and investment grade notes and bonds.

If a fund takes a temporary investment position, it may succeed in avoiding losses but otherwise fail to achieve its investment goal.

--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

Each fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholders' tax liability. Frequent trading also increases transaction costs, which could detract from a fund's performance. For the fiscal year ended October 31, 2002, the portfolio turnover rates for Harbor International Growth Fund, Harbor Bond Fund and Harbor Short Duration Fund were 317%, 293% and 154%, respectively. A portfolio turnover rate of over 100% is higher than the rate experienced by many other investment companies and is a result of an actively managed portfolio. Although the higher turnover rate creates expenses for these funds, the subadvisers believe that the portfolio transactions are in the best interests of shareholders. Major shareholders of Harbor Short Duration Fund use it as a liquidity reserve and, therefore, there is frequent purchase and sales activity.

THE ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------

THE ADVISER

Harbor Capital Advisors, Inc. is the investment adviser and provides management services to Harbor Fund.

Harbor Capital Advisors, Inc., located at One SeaGate, Toledo, Ohio, is a wholly owned subsidiary of Robeco Groep N.V. Founded in 1929, Robeco Groep N.V. is one of the world's oldest asset management organizations. As of December 31, 2002, Robeco Groep N.V. through its investment management subsidiaries, had approximately $100.4 billion in assets under management.

The combined assets of Harbor Fund and the pension plans managed by Harbor Capital Advisors were approximately $13.2 billion as of December 31, 2002.

Subject to the approval of the Harbor Fund board of trustees, Harbor Capital Advisors, as the investment adviser, establishes and modifies whenever necessary the investment strategies of each fund. Harbor Capital Advisors is also responsible for overseeing each subadviser and recommending the selection, termination and replacement of subadvisers. The adviser evaluates and allocates each funds' assets.

The adviser also:
- Attempts to ensure quality control in the investment process with the objective of adding value compared with returns of an appropriate risk and return benchmark.
- Closely monitors and measures risk and return results against appropriate benchmarks and recommends whether subadvisers should be retained or changed.
- Focuses on strict cost control.

In order to more effectively manage the funds, Harbor Fund and Harbor Capital Advisors have been granted an order from the SEC permitting the adviser, subject to the approval of the Harbor Fund board of trustees, to select subadvisers to serve as portfolio managers for the Harbor funds, and to enter into new subadvisory agreements and to materially modify existing subadvisory agreements without obtaining shareholder approval.

In addition to its investment management services to the funds, the adviser administers each fund's business affairs. For the year ended October 31, 2002, as shown in the table, each fund paid the adviser an advisory fee for these services. The adviser has also agreed to voluntarily reduce the total expenses of the different share classes for certain funds for the fiscal year ending October 31, 2003. This agreement is temporary and may be terminated or changed at any time. The adviser pays a subadvisory fee to each subadviser out of its own assets. No fund is responsible for paying any portion of the subadvisory fee to the subadviser.

ANNUAL ADVISORY FEE RATES
(as a percentage of the fund's average net assets)

                                 Actual     Contractual
                                Advisory
                                Fee Paid        Fee
-------------------------------------------------------
DOMESTIC EQUITY FUNDS

  Harbor Capital
    Appreciation Fund             0.60%        0.60%


  Harbor Mid Cap Growth Fund      0.55         0.75


  Harbor Small Cap Growth
    Fund                          0.55         0.75


  Harbor Large Cap Value
    Fund                          0.60         0.60


  Harbor Mid Cap Value Fund       0.55         0.75

  Harbor Small Cap Value
    Fund                          0.55         0.75

INTERNATIONAL EQUITY FUNDS

  Harbor International Fund       0.77         0.75(a)


  Harbor International
    Growth Fund                   0.75         0.75

FIXED INCOME FUNDS

  Harbor High-Yield Bond
    Fund(1)                        N/A         0.70


  Harbor Bond Fund                0.48         0.50(b)


  Harbor Short Duration Fund      0.20         0.30(c)


  Harbor Money Market Fund        0.18         0.30

-------------------------------------------------------

(1) Inception date 12/01/2002

(a) Prior to April 1, 2002, the advisory fee was 0.85%

(b) Prior to March 1, 2002, the advisory fee was 0.70%

(c) Prior to March 1, 2002, the advisory fee was 0.40%

Each subadviser that also subadvises a portion of the pension plan assets managed by Harbor Capital Advisors has adopted procedures to reasonably ensure fair asset allocation between the respective fund and the pension plan. The objectives and investment styles of each of the Harbor funds (except Harbor Money Market Fund) match those segments of the pension plan subadvised by the subadvisers. This allows Harbor Fund to utilize research and other information on a cost effective basis. Portfolio managers are interviewed at least annually to collect and update data about their organizations and performance.

THE ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------

DALTON,
GREINER,
HARTMAN,
MAHER & CO.
MID CAP VALUE
COMPOSITE
PERFORMANCE
INFORMATION

The following table presents the past performance of a composite of certain accounts managed by Dalton, Greiner, Hartman, Maher & Co. ("DGHM"). The DGHM Mid Cap Value composite is comprised of all fee paying accounts under discretionary management by DGHM that have substantially similar investment objectives, policies and strategies as the Harbor Mid Cap Value Fund. DGHM has prepared and presented the historical performance shown for the composite in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS). AIMR has not been involved in the preparation or review of this report. The AIMR method for computing historical performance differs from the Securities and Exchange Commission's method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of DGHM in managing all mid cap value portfolios, with investment objectives, policies and strategies substantially similar to those of the Harbor Mid Cap Value Fund. To calculate the performance of the composite net of all operating expenses, the estimated annual fund operating expenses payable by the Institutional share class and the estimated expenses payable by the Retirement and Investor share classes of Harbor Mid Cap Value Fund were used.

The historical performance of the Mid Cap Value composite is not that of any of the Harbor funds, including Harbor Mid Cap Value Fund and is not necessarily indicative of any fund's future results. The Harbor Mid Cap Value Fund commenced operations on March 1, 2002, and does not yet have a full year of its own performance record. Harbor Mid Cap Value Fund's actual performance may vary significantly from the past performance of the composite. While the accounts comprising the composite incurs inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If applicable, these limitations, requirements and restrictions may have adversely affected the performance results of the composite.

--------------------------------------------------------------------------------

DGHM MID CAP VALUE COMPOSITE PERFORMANCE

                                                     AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002:
                                                     --------------------------------------------------------------------
                                                                                                         SINCE INCEPTION
MID CAP VALUE COMPOSITE*                             3 YEARS          5 YEARS          10 YEARS          JANUARY 1, 1987
------------------------                             -------          -------          --------          ---------------
Composite net of all Institutional Class
  operating expenses                                   8.41%            6.33%            10.11%               10.88%
Composite net of all Retirement Class operating
  expenses                                             8.14             6.06              9.84                 9.65
Composite net of all Investor Class operating
  expenses                                             7.95             5.87              9.65                10.41
Composite gross of all operating expenses             11.84             9.71             13.57                14.36
Russell Midcap(R) Value index                          3.29             2.95             11.06                11.86

                                                        AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31:
                                                ------------------------------------------------------------------------------
                                                1993    1994    1995    1996    1997    1998    1999    2000    2001     2002
                                                ----    ----    ----    ----    ----    ----    ----    ----    ----     ----
Composite net of all Institutional Class
  operating expenses                            21.36%  -7.32%  13.89%  19.70%  25.71%  -7.70%  15.58%  37.91%  10.19%  -16.16%
Composite net of all Retirement Class
  operating expenses                            21.07   -7.56   13.62   19.42   25.41   -7.94   15.30   37.59    9.92   -16.39
Composite net of all Investor Class operating
  expenses                                      20.87   -7.73   13.42   19.21   25.20   -8.11   15.10   37.36    9.72   -16.54
Composite gross of all operating expenses       25.07   -4.29   17.43   23.37   29.53   -4.65   19.18   41.99   13.67   -13.33
Russell Midcap(R) Value index                   15.62   -2.13   34.93   20.26   34.37    5.08   -0.11   19.18    2.33    -9.65

-------------------------

Because the adviser has voluntarily agreed to limit the fund's institutional class shares total operating expenses for the current year to 1.20%, and the retirement and investor class shares total operating expenses for the current year to 1.40%, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitation would have been:

                                                             AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002:
                                                             --------------------------------------------------------------------
                                                                                                                 SINCE INCEPTION
                                                             3 YEARS          5 YEARS          10 YEARS          JANUARY 1, 1987
                                                             -------          -------          --------          ---------------
Composite net after Institutional Class expense
  limitation                                                  10.53%            8.42%            12.25%              13.03%
Composite net after Retirement & Investor Class expense
  limitations                                                 10.31             8.21             12.03                12.81

                                                           AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31:
                                                   ------------------------------------------------------------------------------
                                                   1993    1994    1995    1996    1997    1998    1999    2000    2001     2002
                                                   ----    ----    ----    ----    ----    ----    ----    ----    ----     ----
Composite net after Institutional Class expense
 limitation                                        23.66%  -5.44%  16.08%  21.97%  28.07%  -5.81%  17.80%  40.43%  12.34%  -14.41%
Composite net after Retirement & Investor Class
 expense limitations                               23.42   -5.64   15.86   21.74   27.83   -6.01   17.58   40.17   12.12   -14.59

* The Mid Cap Value composite includes all fee paying discretionary accounts managed by DGHM which have substantially similar investment objectives, policies and strategies as the Harbor Mid Cap Value Fund. As of December 31, 2002, the Mid Cap Value composite was composed of 27 accounts totaling approximately $269 million.

THE ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------

SHENKMAN
CAPITAL
HIGH YIELD BOND
COMPOSITE
PERFORMANCE
INFORMATION

The following table presents the past performance of a composite of certain accounts managed by Shenkman Capital Management. The Shenkman Capital High Yield Bond Composite is comprised of comparable high-yield bond accounts that employ Shenkman Capital Management's Quadrant investment style. The investment objectives, policies and strategies of the accounts within the composite are substantially similar to that of the Harbor High-Yield Bond Fund. Shenkman Capital Management has prepared and presented the historical performance (gross of investment advisory fees paid by the accounts within the composite) shown for the composite in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS). AIMR has not been involved in the preparation or review of this report. The AIMR method for computing historical performance differs from the Securities and Exchange Commission's method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of Shenkman Capital Management in managing high-yield bond portfolios with substantially similar investment strategies and techniques to those of the Harbor High-Yield Bond Fund. To calculate the performance of the composite net of all operating expenses, the estimated annual fund operating expenses payable by the Institutional, Retirement, and Investor class shares of Harbor High-Yield Bond Fund were used.

The historical performance of the Shenkman Capital High Yield Bond Composite is not that of any of the Harbor Funds, including Harbor High-Yield Bond Fund, and is not necessarily indicative of any fund's future results. The Harbor High-Yield Bond Fund commenced operations on December 1, 2002. Harbor High-Yield Bond Fund's actual performance may vary significantly from the past performance of this composite. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, all of the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If applicable, these limitations, requirements and restrictions may have adversely affected the performance results of the composite.

--------------------------------------------------------------------------------

SHENKMAN CAPITAL HIGH YIELD BOND COMPOSITE PERFORMANCE

                                                    AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002:
                                                    --------------------------------------------------------------------
HIGH YIELD BOND COMPOSITE*                           3 YEARS                      5 YEARS                      10 YEARS
--------------------------                           -------                      -------                      --------
Composite net of all Institutional Class
  operating expenses                                   3.36%                        3.21%                        7.44%
Composite net of all Retirement Class operating
  expenses                                             3.10                         2.96                         7.18
Composite net of all Investor Class operating
  expenses                                             2.92                         2.77                         6.99
Composite gross of all operating expenses              4.94                         4.80                         9.08
CSFB High-Yield Index                                  1.12                         1.44                         6.52

                                                     AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31:
                                                -------------------------------------------------------------------------
                                                1993    1994    1995    1996    1997    1998   1999   2000    2001   2002
                                                ----    ----    ----    ----    ----    ----   ----   ----    ----   ----
Composite net of all Institutional Class
  operating expenses                            17.74%   1.00%  16.83%  11.64%  12.83%  3.11%  2.88%   0.34%  5.81%  4.00%
Composite net of all Retirement Class
  operating expenses                            17.45    0.75   16.54   11.37   12.56   2.85   2.62    0.09   5.55   3.74
Composite net of all Investor Class operating
  expenses                                      17.25    0.57   16.34   11.18   12.36   2.67   2.44   -0.09   5.36   3.56
Composite gross of all operating expenses       19.49    2.56   18.57   13.33   14.53   4.70   4.46    1.89   7.43   5.59
CSFB High-Yield Index                           18.91   -0.97   17.38   12.42   12.63   0.58   3.28   -5.21   5.78   3.10

-------------------------

Because the adviser has voluntarily agreed to limit the fund's total operating expenses of the Institutional Class shares for the current year to 1.20%, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitation would have been:

                                                    AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002:
                                                    --------------------------------------------------------------------
                                                     3 YEARS                      5 YEARS                      10 YEARS
                                                     -------                      -------                      --------
  Composite net after Institutional Class expense
    limitation                                         3.71%                        3.56%                        7.80%
  Composite net after Retirement & Investor Class
    expense limitations                                3.50                         3.36                         7.59

                                                       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31:
                                                   -----------------------------------------------------------------------
                                                   1993    1994   1995    1996    1997    1998   1999   2000   2001   2002
                                                   ----    ----   ----    ----    ----    ----   ----   ----   ----   ----
  Composite net after Institutional Class expense
    limitation                                     18.12%  1.34%  17.21%  12.01%  13.21%  3.46%  3.23%  0.68%  6.16%  4.35%
  Composite net after Retirement & Investor Class
    expense limitations                            17.89   1.14   16.98   11.80   12.99   3.25   3.02   0.48   5.95   4.14

 * As of December 31, 2002, the Shenkman Capital High Yield Bond composite was composed of 56 accounts, totaling approximately $5.2 billion.

THE ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------

THE SUBADVISERS
AND FUND MANAGERS

Each fund's investments are selected by one or more subadvisers. The following table describes each fund's portfolio manager(s), the subadviser that employs the manager and the manager's business experience.

                                                        PORTFOLIO MANAGER              MANAGER          BUSINESS EXPERIENCE
                                  FUND                    AND SUBADVISER                SINCE            (PAST FIVE YEARS)
---------------------------------------------------------------------------------------------------------------------------------
HARBOR DOMESTIC              CAPITAL           SPIROS SEGALAS                          1990       President (since 1993), Chief
EQUITY FUNDS                 APPRECIATION      Jennison Associates LLC                            Investment Officer (since
                                               466 Lexington Avenue                               1973); and Director and
                                               New York, NY 10017                                 Founding Member of Jennison
                                                                                                  (since 1969).
                             ----------------------------------------------------------------------------------------------------
                             MID CAP           WILLIAM JEFFERY                         2000       President, Chairman of the
                             GROWTH            Wall Street Associates                             Board of Directors, Portfolio
                                               1200 Prospect Street, Suite 100                    Manager and Founding Partner,
                                               LaJolla, CA 92037                                  Wall Street (since 1987).

                                               KENNETH MCCAIN                          2000       Director, Portfolio Manager and
                                               Wall Street Associates                             Founding Partner, Wall Street
                                                                                                  (since 1987).

                                               DAVID BARATTA                           2000       Portfolio Manager, Wall Street
                                               Wall Street Associates                             (since 1999); and Portfolio
                                                                                                  Manager, Morgan Grenfell, Inc.
                                                                                                  (1994-1999).
                             ----------------------------------------------------------------------------------------------------
                             SMALL CAP         WILLIAM MUGGIA                          2000       Director, President, Chief
                             GROWTH            Westfield Capital Management                       Investment Officer and
                                               Company, LLC                                       Portfolio Manager, Westfield
                                               One Financial Center, 23rd Floor                   (since 1994).
                                               Boston, MA 02111
                             ----------------------------------------------------------------------------------------------------
                             LARGE CAP         JEFFREY SHAW                            2001       Chairman (since 1999),
                             VALUE             Armstrong Shaw Associates, Inc.                    President (since 1989) and
                                               45 Grove Street                                    Chief Investment Officer of
                                               New Canaan, CT 06840                               Armstrong Shaw

                             ----------------------------------------------------------------------------------------------------
                             MID CAP VALUE     TIMOTHY G. DALTON, JR.                  2002       Chairman (since 1990) and
                                               Dalton, Greiner, Hartman,                          Portfolio Manager (since 1987)
                                               Maher & Co.                                        at DGHM.
                                               565 Fifth Avenue
                                               Suite 2101
                                               New York, NY 10017
                                               KENNETH J. GREINER                      2002       CEO (since 2001), Portfolio
                                               Dalton, Greiner, Hartman,                          Manager (since 1987) and
                                               Maher & Co.                                        President (1990- 2000) at DGHM.
                                               BRUCE H. GELLER                         2002       Executive Vice President (since
                                               Dalton, Greiner, Hartman,                          1999) and Portfolio Manager
                                               Maher & Co.                                        (since 1992) at DGHM.
                                               PETER A. GULLI                          2002       Vice President and Portfolio
                                               Dalton, Greiner, Hartman,                          Manager (since 1999) at DGHM
                                               Maher & Co.                                        and Vice President and Equity
                                                                                                  Analyst (1994-1999) at Chase
                                                                                                  Manhattan Bank.
                             ----------------------------------------------------------------------------------------------------
                             SMALL CAP         PAUL E. VIERA                           2001       CEO, Portfolio Manager, and
                             VALUE             EARNEST Partners LLC                               founder of EARNEST Partners
                                               75 Fourteenth Street                               (since 1998).
                                               Suite 2300
                                               Atlanta, GA 30309


THE ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------

                                                        PORTFOLIO MANAGER              MANAGER          BUSINESS EXPERIENCE
                                  FUND                    AND SUBADVISER                SINCE            (PAST FIVE YEARS)
---------------------------------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL         INTERNATIONAL     HAKAN CASTEGREN                         1987       President, Northern Cross
EQUITY FUNDS                                   Northern Cross Investments Limited                 (since 1993).
                                               Clarendon House
                                               2 Church Street
                                               Hamilton, Bermuda HMDX
                             ----------------------------------------------------------------------------------------------------
                             INTERNATIONAL     THEODORE TYSON                          2001       Managing Director, Chief
                             GROWTH            Mastholm Asset Management LLC                      Investment Officer and
                                               10500 NE 8th Street                                Portfolio Manager of Mastholm
                                               Suite 1725                                         (since 1997).
                                               Bellevue, WA 98004

                                               JOSEPH JORDAN                           2001       Director and Portfolio Manager
                                               Mastholm Asset Management LLC                      of Mastholm (since 1997).

                                               DOUGLAS ALLEN                           2001       Director and Portfolio Manager
                                               Mastholm Asset Management LLC                      of Mastholm (since 1999);
                                                                                                  International Investment
                                                                                                  Analyst, American Century
                                                                                                  Investors (1995-1999).
                                               THOMAS PAK                              2002       Director (since 1998) and
                                               Mastholm Asset Management LLC                      Portfolio Manager (since 2002),
                                                                                                  Mastholm.

THE ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------

                                                        PORTFOLIO MANAGER              MANAGER          BUSINESS EXPERIENCE
                                  FUND                    AND SUBADVISER                SINCE            (PAST FIVE YEARS)
---------------------------------------------------------------------------------------------------------------------------------
HARBOR FIXED INCOME FUNDS    HIGH-YIELD        MARK SHENKMAN                           2002       President, Portfolio Manager
                             BOND              Shenkman Capital Management, Inc.                  and Director, Shenkman (since
                                               461 Fifth Avenue                                   1985).
                                               22nd Floor
                                               New York, NY 10017-6283
                                               FRANK WHITLEY                           2002       Executive Vice President and
                                               Shenkman Capital Management, Inc.                  Portfolio Manager, Shenkman
                                                                                                  (since 1995).

                                               MARK FLANAGAN                           2002       Senior Vice President and
                                               Shenkman Capital Management, Inc.                  Portfolio Manager, Shenkman
                                                                                                  (since 2002) and Director of
                                                                                                  Credit Research, Shenkman
                                                                                                  (1996-2002).
                             ----------------------------------------------------------------------------------------------------
                             BOND              WILLIAM GROSS                           1987       Managing Director, PIMCO (Del.
                                               Pacific Investment Management Co.                  G.P.) (since 1994).
                                               840 Newport Center Drive
                                               P.O. Box 6430
                                               Newport Beach, CA 92658-6430
                             ----------------------------------------------------------------------------------------------------
                             SHORT DURATION    DAVID MARMON                            2000       Managing Director, FFTW (since
                                               Fischer Francis Trees & Watts, Inc.                1996) and Portfolio Manager,
                                               200 Park Avenue                                    FFTW (1990-1996).
                                               New York, NY 10166
                                               KEN O'DONNELL                           2003       Portfolio Manager, FFTW (since
                                               Fischer Francis Trees & Watts, Inc.                2002) and Asset-Backed Security
                                                                                                  Specialist, Standish Mellon
                                                                                                  Asset Management (1998-2002).
                             ----------------------------------------------------------------------------------------------------
                             MONEY MARKET      DAVID MARMON                            2000       Managing Director, FFTW (since
                                               Fischer Francis Trees & Watts, Inc.                1996) and Portfolio Manager,
                                                                                                  FFTW (1990-1996).
                                               KEN O'DONNELL                           2003       Portfolio Manager, FFTW (since
                                               Fischer Francis Trees & Watts, Inc.                2002) and Asset-Backed Security
                                                                                                  Specialist, Standish Mellon
                                                                                                  Asset Management (1998-2002).

YOUR HARBOR FUND ACCOUNT
--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS

Many of the Harbor Funds have multiple classes of shares, with each class representing an interest in the same portfolio of investments. However, the funds separate share classes have different expenses and as a result, their investment performances will differ. Please note that the retirement class shares are limited to qualified retirement plans only. The retirement class shares are not available through an individual retirement account (IRA). When choosing a share class, you should consider the factors below:

--------------------------------------------------------------------------------

                             INSTITUTIONAL CLASS               RETIREMENT CLASS                  INVESTOR CLASS
                             -   Available to individual       -   Limited to qualified          -   Available to individual and
                                   and institutional               retirement plans only             institutional investors
                                 investors
                             -   No 12b-1 fee                  -   12b-1 fee of up to .25% of    -   12b-1 fee of up to .25% of
                                                                   average daily net assets          average daily net assets
                             -   $50,000(a) minimum            -   No minimum investment         -   $2,500 minimum investment for
                                   investment in each fund                                           regular accounts and $1,000
                                                                                                     minimum for IRA and UTMA/
                                                                                                     UGMA accounts
                             -   Funds Available:              -   Funds Available:              -   Funds Available:
                                 012-Capital Appreciation          212-Capital Appreciation          412-Capital Appreciation
                                 019-Mid Cap Growth                219-Mid Cap Growth                419-Mid Cap Growth
                                 010-Small Cap Growth              210-Small Cap Growth              410-Small Cap Growth
                                 013-Large Cap Value               213-Large Cap Value               413-Large Cap Value
                                 023-Mid Cap Value                 223-Mid Cap Value                 423-Mid Cap Value
                                 022-Small Cap Value               222-Small Cap Value               422-Small Cap Value
                                 011-International                 211-International                 411-International
                                 017-International Growth          217-International Growth          417-International Growth
                                 024-High-Yield Bond               224-High-Yield Bond               424-High-Yield Bond
                                 014-Bond(a)                       214-Bond
                                 016-Short Duration(a)             216-Short Duration
                                 015-Money Market(a)               215-Money Market
                             -----------------------------------------------------------------------------------------------------

                 (a) $1,000 minimum for Harbor Bond Fund, Harbor Short Duration
                     Fund and Harbor Money Market Fund.

                 DISTRIBUTION AND SERVICE (12B-1) FEES

Harbor Fund has adopted a distribution plan for each of the funds' retirement and investor class of shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each plan, the funds pay distribution and service fees to HCA Securities, Inc., the distributor, for the sale, distribution and servicing of their shares. All or a substantial portion of these fees are paid to financial institutions, such as broker-dealers, banks and trust companies. Because the funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

YOUR HARBOR FUND ACCOUNT
--------------------------------------------------------------------------------

                 MINIMUM INVESTMENT EXCEPTIONS

You may purchase Institutional Class shares notwithstanding the $50,000 minimum investment amount if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.

(a) You were a shareholder of Harbor Fund on October 31, 2002 and maintained a balance in your Harbor Fund account (hereinafter referred to as "original shareholders" or "grandfathered shareholders"). You will lose your "grandfathered" status if you deplete your account to a zero balance.

(b) You received all or a portion of a grandfathered account due to death, divorce, a partnership dissolution, or as a gift of shares to a charitable organization.

(c) Current or former officers, partners, employees or registered representatives of broker-dealers which have entered into sales agreements with the distributor.

(d) Members of the immediate family (spouse and children only) living in the same household of any of the persons included in items a, b, or c.

(e)  Current or former trustees and officers of Harbor Fund.

(f)  Current or former partners and employees of legal counsel to Harbor Fund.

(g) Current or former directors, officers or employees of Harbor Capital and its affiliates.

(h)  Current or former directors, officers, or employees of Owens-Illinois, Inc.

(i) Current or former directors, officers, employees, or sales representatives of any subadviser to any Harbor Fund.

(j) Members of the immediate family (spouse and children only) of any of the persons included in items e, f, g, h, or i.

(k) Any trust, custodian, pension, profit sharing or other benefit plan of the foregoing persons.

(l) Employer-sponsored retirement plan participants that transfer directly into a separate account with Harbor within 60 days from withdrawal out of their employer-sponsored retirement plan account at Harbor.

(m) Individuals that transfer directly into a separate account with Harbor within 60 days from withdrawal out of an omnibus account at Harbor.

(n) Certain wrap accounts for the benefit of clients of investment professionals or other financial intermediaries adhering to standards established by the distributor.

(o) Employer-sponsored retirement plans where the investment in each fund is expected to meet the minimum investment amount within a reasonable time period.

(p) Participants in a 403(b) plan, 457 plan or other employer-sponsored retirement plan if (i) your employer has made special arrangements for your plan to operate as a group through a single broker, dealer or financial intermediary; and (ii) all participants in the plan who purchase shares of a Harbor Fund do so through a single broker, dealer or other financial intermediary designated by your employer.

YOUR HARBOR FUND ACCOUNT
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES
Harbor Fund will not accept cash, third-party checks, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S.

Harbor Fund does not issue share certificates.

Harbor Fund reserves the right to verify the accuracy of the submitted banking information prior to activation of your account. The verification may take up to 10 business days.

Please make note of your confirmation number when transacting via the telephone and the Internet.

All orders to purchase shares received in good order by Harbor Fund or its agent before the close of regular trading on the New York Stock Exchange ("NYSE"), usually 4:00 p.m. eastern time, will receive that day's share price. Orders received in good order after the close of the NYSE will receive the next day's share price. All purchase orders are subject to acceptance by Harbor Fund.

--------------------------------------------------------------------------------

                             BY MAIL                  OPEN A NEW ACCOUNT                 ADD TO AN EXISTING ACCOUNT
                             [MAIL ICON]

                             FIRST CLASS MAIL TO:
                             Harbor Transfer, Inc.
                             P.O. Box 10048
                             Toledo, OH 43699-0048
                             EXPRESS OR
                             REGISTERED MAIL TO:
                             Harbor Transfer, Inc.
                             One SeaGate
                             14th Floor
                             Toledo, OH 43666
                                                      Complete and sign the              Complete the investment slip
                                                      appropriate new account            included with your most recent
                                                      application. If you are an         confirmation or statement.
                                                      institution, include a
                                                      certified copy of a corporate
                                                      resolution identifying
                                                      authorized signers.

                                                      Make your check payable to: "Harbor Fund"

                                                      Neither Harbor Fund nor the shareholder servicing agent is responsible for any misdirected or lost mail.
                             -------------------------------------------------------------------------------------------

                             BY WIRE                  OPEN A NEW ACCOUNT                 ADD TO AN EXISTING ACCOUNT
                             [WIRE ICON]
                             WIRE TO:                 Send the completed account         Instruct your bank to wire the
                             State Street Bank and    application to Harbor Transfer     amount of the additional
                             Trust Company            at the address above.              investment to State Street Bank
                             Boston, MA                                                  and Trust Company.
                             ABA#: 0110 0002 8        Instruct your bank to wire the
                             Acct: DDA #3018-065-7    purchase amount to State Street
                             Supply fund name,        Bank and Trust Company. You
                             account registration     must include your account
                             and account number       number.
                                                      Call the shareholder servicing agent at 1-800-422-1050 if you are sending a wire of $100,000 or more.
                             -------------------------------------------------------------------------------------------

                             BY TELEPHONE             ADD TO AN EXISTING ACCOUNT
                             [PHONE ICON]
                                                      You may purchase shares via Harbor Navigator automated telephone service 24 hours a day or by contacting a shareholder servicing agent during normal business hours.
                                                      Telephone purchases are limited to $100,000 per fund, per day.
                                                      Telephone and Internet transactions are aggregated for purposes of the $100,000 limit.
                                                      Payment for purchase of shares via the telephone may be made only through an ACH debit of your bank account. If your ACH transaction
                             CALL HARBOR TRANSFER     does not clear, your purchase will be cancelled and $25 will be
                             AT: 1-800-422-1050       deducted from your account. You may be prohibited from future telephone purchases.
                                                      Shares purchased via the telephone may not be exchanged for up to
                                                      3 business days after the purchase of such shares to make sure the funds from your account have cleared. The shares may be sold, but the proceeds may not be mailed for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.
                                                      If you are unable to access our automated telephone service or a shareholder servicing agent by telephone (for example, during unusual market activity), you may send the purchase request by mail or via our web site.
                                                      You must have banking instructions already established on your account to purchase shares via the telephone. If banking
                                                      instructions were not established at the time you opened your account, call the shareholder servicing agent at 1-800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our web site at
                                                      www.harborfund.com.

YOUR HARBOR FUND ACCOUNT
--------------------------------------------------------------------------------

                                                      ADD TO AN EXISTING ACCOUNT
                                                      If your account has internet purchase privileges, you may purchase shares via our web site 24 hours a day.
                                                      Internet purchases are limited to $100,000 per fund, per day.
HOW TO PURCHASE              BY INTERNET              Telephone and Internet transactions are aggregated for purposes of
SHARES                       [COMPUTER ICON]          the $100,000 limit.
                             VISIT OUR WEBSITE AT:
                             www.harborfund.com       Payment for purchase of shares through the Internet may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and
                                                      $25 will be deducted from your account. You may be prohibited from future Internet purchases.
                                                      Shares purchased through the Internet may not be exchanged for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared. The shares may be sold, but the proceeds may not be mailed for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.
                                                      If you are unable to access our site, (for example, during unusual market activity), you may call a shareholder servicing agent during normal business hours, use our automated telephone service
                                                      24 hours a day or send the purchase request by mail.
                                                      You must have banking instructions already established on your account to purchase shares through the Internet. If banking instructions were not established at the time you opened your account, call the shareholder servicing agent at 1-800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our web site.
                             -------------------------------------------------------------------------------------------

                                                      If you invest through a financial intermediary, please read that
                             THROUGH A FINANCIAL      firm's program materials carefully to learn of any special rules
                             INTERMEDIARY OR          that may apply. For example, special terms may apply to additional
                             BROKER                   service features, fees, or other policies. Contact your financial intermediary or broker-dealer to find out about its procedures and fees for processing orders to purchase shares. Purchase orders received in good order by your financial intermediary or dealer or dealer's agent before the close of regular trading on the NYSE, usually 4:00 p.m. eastern time, will receive that day's share price. Your financial intermediary or dealer is responsible for promptly transmitting properly completed orders to the shareholder servicing agent.

YOUR HARBOR FUND ACCOUNT
--------------------------------------------------------------------------------

HOW TO EXCHANGE SHARES
An exchange is a redemption of shares from one fund and a purchase of shares in another and may be subject to a redemption fee. Please refer to "How to Sell Shares" for a description of the redemption fee.

Exchanges may be taxable transactions depending on the type of account and you may realize a gain or a loss.

Please make note of your confirmation number when transacting via the telephone and the Internet.

All orders to exchange shares received in good order by Harbor Fund or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. eastern time, will receive that day's share price. Orders received in good order after the close of the NYSE will receive the next day's share price.

Harbor Fund will refuse exchanges by any person or group if it believes that a fund would be unable to invest the money effectively or would otherwise be adversely affected. Because excessive account transactions can disrupt the management of a fund and increase fund costs for all shareholders, Harbor Fund may temporarily or permanently terminate the exchange privilege of any investor without prior notice who makes more than four exchanges out of the same fund per calendar year. Accounts under common ownership or control will be counted together for purposes of the four exchange limit. The four exchange limitation does not apply to omnibus accounts.

Harbor Fund may change or terminate its exchange policy on 60 days' prior notice.

You may exchange your shares for shares of the same class of another Harbor Fund, subject to the following limitations applicable to Harbor Bond Fund, Harbor Short Duration Fund and Harbor Money Market Fund. Exchanges must meet the applicable minimum initial investment amounts for each class of shares of each fund. You should consider the differences in investment objectives and expenses of a fund before making an exchange.

INSTITUTIONAL CLASS SHAREHOLDERS
If you are an original shareholder (a shareholder of any Harbor Fund as of October 31, 2002), you may exchange your Institutional Class shares for Institutional Class shares of any Harbor Fund, including Harbor Bond Fund, Harbor Short Duration Fund and Harbor Money Market Fund. You must satisfy the minimum investment requirements applicable to original shareholders for making initial investments in Institutional Class shares of the other Harbor Fund.

If you are not an original shareholder, you may only exchange your Institutional Class shares of Harbor Bond Fund, Harbor Short Duration Fund and Harbor Money Market Fund for Investor Class shares of another fund unless you meet the minimum initial investment requirements for new shareholders of Institutional Class shares of the other Harbor Fund.

RETIREMENT CLASS SHAREHOLDERS
You may exchange your shares of the Retirement Class for Retirement Class shares or any other Harbor Fund available through your retirement plan. In addition, you may exchange your shares of the Retirement Class for shares of either the Institutional or Investor Class shares of another Harbor Fund if such class of shares is available through your retirement plan.

INVESTOR CLASS SHAREHOLDERS
If you are an Investor Class shareholder, you may exchange your shares for Investor Class shares of another Harbor Fund and for Institutional Class shares of Harbor Bond Fund, Harbor Short Duration Fund and Harbor Money Market Fund. Your exchanges out of the Institutional Class shares of Harbor Bond Fund, Harbor Short Duration Fund and Harbor Money Market Fund into another Harbor Fund would be subject to the limitations for new shareholders as described under the heading Institutional Class Shareholders above.
--------------------------------------------------------------------------------

                            BY MAIL                  You may mail a written exchange request to the shareholder
                            [MAIL ICON]              servicing agent. Indicate for each fund, the name of the
                            FIRST CLASS MAIL TO:     fund, the share class, the number of shares or dollar amount
                            Harbor Transfer, Inc.    to be exchanged and the account number. Sign the request
                            P.O. Box 10048           exactly as the name or names (if more than one name) appear
                            Toledo, OH 43699-0048    on the account registration.
                            EXPRESS OR               Neither Harbor Fund nor the shareholder servicing agent is
                            REGISTERED MAIL TO:      responsible for any misdirected or lost mail.
                            Harbor Transfer, Inc.
                            One SeaGate
                            14th Floor
                            Toledo, OH 43666

YOUR HARBOR FUND ACCOUNT
--------------------------------------------------------------------------------

HOW TO EXCHANGE SHARES


                            BY TELEPHONE                 If your account has telephone exchange privileges, you may
                            [PHONE ICON]                 exchange shares via Harbor Navigator automated telephone
                            CALL HARBOR TRANSFER AT:     service 24 hours a day or by contacting a shareholder
                            1-800-422-1050               servicing agent during normal business hours.
                                                         Shares purchased via the telephone may not be exchanged for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.
                                                         If you are unable to access our automated telephone service or reach a shareholder servicing agent by telephone (for
                                                         example, during unusual market activity), you may send the exchange request by mail or via our web site.
                            -----------------------------------------------------------------------------------------

                            BY INTERNET                  If your account has internet exchange privileges, you may
                            [COMPUTER ICON]              exchange shares via our web site 24 hours a day.
                            VISIT OUR WEB SITE AT:
                            www.harborfund.com           Shares purchased through the Internet may not be exchanged for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.
                                                         If you are unable to access our web site, (for example
                                                         during unusual market activity), you may call a shareholder servicing agent during normal business hours, use our
                                                         automated telephone service 24 hours a day or send the
                                                         exchange request by mail.
                            -----------------------------------------------------------------------------------------

                            THROUGH A FINANCIAL          If you invest through a financial intermediary, please read
                            INTERMEDIARY OR BROKER       that firm's program materials carefully to learn of any
                                                         special rules that may apply. For example, special terms may apply to additional service features, fees, or other
                                                         policies. Contact your financial intermediary or
                                                         broker-dealer to find out about its procedures and fees for processing orders to exchange shares. Exchanges received in good order by your financial intermediary or dealer or
                                                         dealer's agent before the close of regular trading on the
                                                         NYSE, usually 4:00 p.m. eastern time, will receive that
                                                         day's share price. Your financial intermediary or dealer is responsible for promptly transmitting properly completed
                                                         orders to the shareholder servicing agent.

YOUR HARBOR FUND ACCOUNT
--------------------------------------------------------------------------------

HOW TO SELL SHARES
Redemptions are taxable transactions and you may realize a gain or a loss. Certain shareholders may be subject to backup withholding.

Neither Harbor Fund nor the shareholder servicing agent is obligated, under any circumstances, to pay interest on redemption proceeds.

Redemption proceeds not cashed within 180 days may be reinvested to the account in which it was redeemed at the then current NAV.

Please make note of your confirmation number when transacting via the telephone and the Internet.

All orders to sell shares received in good order by Harbor Fund or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. eastern time, will receive that day's share price. Orders received in good order after the close of the NYSE will receive the next day's share price. Each fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Proceeds of the redemption (reduced by the amount of any tax withholding, if applicable) will be mailed by check payable to the shareholder of record at the address of record, wired or sent via ACH to the current banking instructions already on file.

REDEMPTION FEE
The Harbor International Fund and Harbor International Growth Fund charge a 2% redemption fee on shares that are redeemed before they have been held for 60 days. The Harbor High-Yield Bond Fund charges a 1% redemption fee on shares that are redeemed before they have been held for 9 months.

This fee applies when shares are redeemed by exchange to another Harbor fund or by application of the accounts with small balances exchange policy. The redemption fee is paid directly to the respective fund to offset the transaction costs of frequent trading and to protect long-term shareholders of the fund. The fee ensures that short-term investors pay their share of the fund's transaction costs and that long-term investors do not subsidize the activities of short-term traders. The redemption fee is applicable to all short-term redemptions or exchanges of shares except for plan sponsored qualified retirement plans, wrap accounts, model portfolios or similar type of products, redemptions or exchanges of shares by financial institutions which maintain omnibus accounts with the funds and which have indicated that it is not reasonably practicable for administrative or market reasons to apply the redemption fee to underlying shareholders. The redemption fee also does not apply to shares acquired through the reinvestment of dividends or capital gains or, to accounts in the Automatic Withdrawal Plan.

We will always redeem your "oldest" shares first. In addition, in the event that you transfer your shares to a different account registration (or convert them to a different share class), the shares will retain their redemption fee status. If you transfer (or convert) less than 100% of your account, we will carry over the redemption fee status of your shares. From time to time, the funds may waive or modify redemption fees for certain categories of investors. Each fund may modify its redemption policies at any time without giving advance notice to shareholders.
--------------------------------------------------------------------------------

                            BY MAIL                           You may mail a written redemption request to the shareholder
                            [MAIL ICON]                       servicing agent. State the name of the fund, the class of
                            FIRST CLASS MAIL TO:              shares and number of shares or dollar amount to be sold and
                            Harbor Transfer, Inc.             the account number. Sign the request exactly as the name or
                            P.O. Box 10048                    names (if more than one name) appear on the account
                            Toledo, OH 43699-0048             registration.
                            EXPRESS OR                        IRA redemption requests must be made in writing, including
                            REGISTERED MAIL TO:               tax withholding information. IF WITHHOLDING INFORMATION IS
                            Harbor Transfer, Inc.             NOT SPECIFIED, HARBOR FUND WILL WITHHOLD 10%. Call the
                            One SeaGate                       shareholder servicing agent or visit our web site at
                            14th Floor                        www.harborfund.com for an IRA Request for Distribution form.
                            Toledo, OH 43666
                                                              A signature guarantee may be required. See "Shareholder and
                                                              Account Policies" for more information.
                                                              Neither Harbor Fund nor the shareholder servicing agent is responsible for any misdirected or lost mail.
                            ----------------------------------------------------------------------------------------------

                            BY TELEPHONE                      If your account has telephone redemption privileges, you may
                            [PHONE ICON]                      redeem shares via Harbor Navigator automated telephone
                            CALL HARBOR TRANSFER AT:          service 24 hours a day or by contacting a shareholder
                            1-800-422-1050                    servicing agent during normal business hours.
                                                              Telephone redemptions are limited to $100,000 per fund, per day. Telephone and Internet transactions are aggregated for purposes of the $100,000 limit.
                                                              Redemptions via the telephone will be paid by check or ACH transfer only to the address or bank account of record.
                                                              Shares purchased via the telephone may be sold, but the
                                                              proceeds may not be mailed for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.
                                                              If you are unable to access our automated telephone service or reach a shareholder servicing agent by telephone (for
                                                              example, during unusual market activity), you may send the redemption request by mail or via our web site.
                                                              IRA redemption requests must be made in writing. Call the
                                                              shareholder servicing agent or visit our web site at
                                                              www.harborfund.com for an IRA Request for Distribution form.

YOUR HARBOR FUND ACCOUNT
--------------------------------------------------------------------------------


HOW TO SELL SHARES           BY INTERNET                If your account has Internet redemption privileges, you may
                             [COMPUTER ICON]            redeem shares via our web site 24 hours a day.
                             VISIT OUR WEB SITE AT:
                             www.harborfund.com         Internet redemptions are limited to $100,000 per fund, per day. Telephone and Internet transactions are aggregated for purposes of the $100,000 limit.
                                                        Redemptions through the Internet will be paid by check or
                                                        ACH transfer only to the address or bank account of record.
                                                        Shares purchased through the Internet may be sold, but the proceeds may not be mailed for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.
                                                        If you are unable to access our web site, (for example
                                                        during unusual market activity), you may call a shareholder servicing agent during normal business hours, use our
                                                        automated telephone service 24 hours a day or send the
                                                        redemption request by mail.
                                                        IRA redemption requests must be made in writing. You may not sell shares in an UTMA/UGMA account via the Internet. Call the shareholder servicing agent or visit our web site at
                                                        www.harborfund.com to request an IRA Request for
                                                        Distribution form or to request a redemption from your
                                                        UTMA/UGMA account.
                             ---------------------------------------------------------------------------------------

                             THROUGH A FINANCIAL        If you invest through a financial intermediary, please read
                             INTERMEDIARY OR BROKER     that firm's program materials carefully to learn of any
                                                        special rules that may apply. For example, special terms may apply to additional service features, fees, or other
                                                        policies. Contact your financial intermediary or
                                                        broker-dealer to find out about its procedures and fees for processing orders to sell shares. Redemption orders received in good order by your financial intermediary or dealer or
                                                        dealer's agent before the close of regular trading on the
                                                        NYSE, usually 4:00 p.m. eastern time, will receive that
                                                        day's share price. Your financial intermediary or dealer is responsible for promptly transmitting properly completed
                                                        orders to the shareholder servicing agent.

SHAREHOLDER AND ACCOUNT POLICIES
--------------------------------------------------------------------------------

TRANSACTION AND ACCOUNT POLICIES

SHARE PRICE
The net asset value (NAV or share price) for each funds' class of shares is calculated at the close of regular trading on the NYSE on each business day that Harbor Fund is open for business. A business day is a weekday that is not a holiday listed in the statement of additional information. If the Exchange closes early, the funds calculate NAV at that time. Each fund's shares are purchased and redeemed at the NAV next determined after your purchase or redemption order is received by the shareholder service agent in good order.

Harbor Fund may allow certain brokers, dealers or institutional investors to purchase shares for next day settlement.

VALUATION OF SHARES
Harbor Money Market Fund values its securities at amortized cost. Each of the other funds value the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, or the value of a security has been materially affected by events occurring after the closing of a foreign exchange, each fund values its assets by a method that the trustees believe accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open, and trading may take place on days when U.S. markets are closed. For this reason, the value of foreign securities owned by a fund could change on days when you cannot buy or sell shares.

PAYING FOR SHARES BY CHECK
If you purchase fund shares by check:
- No third-party checks, credit card convenience checks or checks drawn on banks outside the U.S. are accepted.
- You may not exchange the shares for up to 10 business days to make sure that the check has cleared.
- You may sell the shares, but the proceeds may not be mailed for up to 10 business days to make sure that the check has cleared.
- The shareholder servicing agent will cancel your purchase and deduct $25 from your account if the check does not clear for any reason. You may also be prohibited from future purchases.

You can avoid the 10 business day holding period by purchasing shares via ACH or wire.

REDEMPTIONS IN KIND
A fund may make payment for shares wholly or in part by distributing portfolio securities (instead of cash) to the shareholder. The redeeming shareholder must pay transaction costs to sell these securities.

ACCOUNTS WITH SMALL BALANCES
If you establish an account with less than the applicable minimum requirement for the Institutional Class or if your account balance falls below the required minimum investment for the Institutional Class due to redemptions, the shareholder servicing agent may ask that the account be increased. If your account balance is not increased within 60 days, the shareholder servicing agent reserves the right to exchange your Institutional Class shares at the then current NAV for shares of the respective fund's Investor Class. Exchanges may be taxable transactions depending on the type of account.

SIGNATURE GUARANTEES
Signature guarantees are designed to help protect you and Harbor Fund from fraud.

A signature guarantee is required if you:
- Redeem more than $100,000 per fund;
- Redeem within the first 10 business days after your address of record or banking instructions are changed;
- Request that proceeds be sent to an address or bank, other than the one of record; or
- Request that a check for redemption proceeds be made payable to a person other than the registered shareholder.

Harbor Fund reserves the right to require a signature guarantee under other circumstances.

You may obtain a signature guarantee for a nominal fee from most banks, broker-dealers, credit unions, any securities exchange or association, clearing agencies, savings associations or trust companies.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A SIGNATURE GUARANTEE.

STATEMENTS AND REPORTS
You will receive a confirmation statement after each transaction affecting your account, however, shareholders participating in an automatic plan will receive only quarterly confirmations of all transactions. Dividend information will be confirmed quarterly. You should verify the accuracy of your confirmation statements immediately after you receive them and contact the shareholder servicing agent regarding any errors or discrepancies.

The funds produce financial reports, which include a list of each of the fund's portfolio holdings, semi-annually and update their prospectus annually.

SHAREHOLDER AND ACCOUNT POLICIES
--------------------------------------------------------------------------------

EACH FUND DISTRIBUTES SUBSTANTIALLY ALL OF ITS INCOME AND GAINS
You may receive dividend and capital gain distributions in cash or reinvest them. Dividend and capital gain distributions will be reinvested in additional shares of the respective fund unless you elect otherwise.

DIVIDENDS, DISTRIBUTIONS AND TAXES
Each fund will distribute all or substantially all of its net investment income and realized capital gains, if any, each year. Each fund declares and pays any dividends from net investment income and capital gains at least annually in December. Money Market Fund declares any dividends from net investment income daily and pays the dividends monthly. Money Market Fund distributes any capital gains annually, in December. Each fund may also pay dividends and capital gain distributions at other times if necessary to avoid federal income or excise tax. Capital Appreciation Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Mid Cap Value Fund, Small Cap Value Fund and International Growth Fund expect distributions to be primarily from capital gain. Large Cap Value Fund, International Fund, High-Yield Bond Fund, and Bond Fund expects distributions to be from both capital gain and income. Short Duration Fund and Money Market Fund expect distributions to be from income.

Dividends from net investment income and short-term capital gain are taxable as ordinary income and distributions of net long-term capital gain are taxable as long-term capital gains, which may be taxable at different rates, depending on their source and the length of time the fund holds its assets. Dividends and distributions are taxable, whether you receive them in cash or reinvest them in additional fund shares.

Generally, you should avoid investing in a fund shortly before an anticipated dividend or capital gain distribution. Otherwise, you may pay taxes on dividends or distributions that are economically equivalent to a partial return of your investment whether you reinvest the distribution or receive it in cash. Every January the funds will send you information about the fund's dividends and distributions during the previous calendar year.

If you do not provide Harbor Fund with your correct social security number or other taxpayer identification number along with certifications required by the Internal Revenue Service, you may be subject to a backup withholding tax of 28% from your dividends and capital gain distributions, redemptions, exchanges and any other payments to you.

Unless otherwise instructed, each fund will send dividends and capital gain distributions elected to be received as cash to the address of record. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if either of the following occur:
- Postal or other delivery service is unable to deliver checks to the address of record; or
- Dividends and capital gain distributions are not cashed within sixty (60) days.
Neither Harbor Fund nor Harbor Transfer has any obligation, under any circumstances, to pay interest on dividends or capital gain distributions sent to a shareholder.

You should consult your tax adviser about particular federal, state and local taxes that may apply to you.

          NORMAL DIVIDEND DISTRIBUTION SCHEDULE FOR ALL SHARE CLASSES

                                    ANNUALLY     SEMI-ANNUALLY     QUARTERLY        MONTHLY
-----------------------------------------------------------------------------------------------
 DOMESTIC EQUITY FUNDS
  Harbor Capital Appreciation
    Fund                               X
  Harbor Mid Cap Growth Fund           X
  Harbor Small Cap Growth Fund         X
  Harbor Large Cap Value Fund                          X
  Harbor Mid Cap Value Fund            X
  Harbor Small Cap Value Fund          X
 INTERNATIONAL EQUITY FUNDS
  Harbor International Fund            X
  Harbor International Growth
    Fund                               X
 FIXED INCOME FUNDS
  Harbor High-Yield Bond Fund                                          X
  Harbor Bond Fund                                                     X
  Harbor Short Duration Fund                                                           X
  Harbor Money Market Fund                                                             X
-----------------------------------------------------------------------------------------------

INVESTOR SERVICES
--------------------------------------------------------------------------------

HARBOR FUND PROVIDES A VARIETY OF SERVICES TO MANAGE YOUR ACCOUNT
If you already have a Harbor Fund account, call the shareholder servicing agent at 1-800-422-1050 to request an Account Maintenance form to add these features or you may download the form from our web site at www.harborfund.com.

WWW.HARBORFUND.COM
Our web site provides to you, 24 hours a day, access to your account information, the ability to conduct transactions, the option to request forms and applications, and offers additional information on each of the Harbor Funds. For transactions conducted through the Internet, Harbor recommends use of an Internet browser with 128-bit encryption.

In order to engage in transactions via the Internet, you must authorize us to transmit account information online and accept online instructions (go to www.harborfund.com and follow the procedures accordingly).

You will automatically be granted Internet transaction privileges, except UTMA/UGMA accounts, unless you decline them on the application when establishing your account. Transactions through the Internet are subject to the same minimums as other transaction methods.

Procedures designed to confirm that instructions communicated via the Internet are genuine, including requiring certain identifying information prior to acting upon instructions and sending written confirmation of Internet transactions are used by the shareholder servicing agent. To the extent that reasonable procedures are used to confirm that instructions received through the Internet are genuine, neither Harbor Fund, the shareholder servicing agent, nor the distributor will be liable for acting on these instructions.

TELEPHONE SERVICES
1-800-422-1050
Our automated telephone service provides to you, 24 hours a day, access to your account information, the ability to conduct transactions, the option to request forms and applications, and offers additional information on each of the Harbor funds.

You will automatically be granted telephone transaction privileges, except UTMA/UGMA accounts, unless you decline them on the application when establishing your account. Telephone transactions are subject to the same minimums as other transaction methods.

Procedures designed to confirm that instructions communicated by telephone are genuine, including requiring certain identifying information prior to acting upon instructions, recording all telephone instructions and sending written confirmation of telephone instructions are used by the shareholder servicing agent. To the extent that reasonable procedures are used to confirm that instructions given by telephone are genuine, neither Harbor Fund, the shareholder servicing agent, nor the distributor will be liable for acting on these instructions.

DIVIDEND EXCHANGE PLAN
You may invest dividends and capital gain distributions from one fund in shares of the same class of another fund (with certain exceptions for the Institutional Class shareholders of Harbor Bond Fund, Harbor Short Duration Fund and Harbor Money Market Fund) provided you have opened an account in the same class of the other fund and satisfied the applicable minimum investment requirements. Shares are purchased on the dividend payment date at the dividend payment price which is the same as the ex-dividend date. Purchases are credited to your account on this date.

If you are not an original shareholder, you may invest dividends and capital gain distributions from the Investor Class of one fund in the Investor Class of any other fund and in the Institutional Class of Harbor Bond Fund, Harbor Short Duration Fund and Harbor Money Market Fund. If you are not an original shareholder, dividends and capital gain distributions from the Institutional Class of Harbor Bond Fund, Harbor Short Duration Fund and Harbor Money Market Fund may only be invested in Investor Class shares of another fund unless you meet the minimum initial investment requirements for new shareholders of Institutional Class shares of the other fund.

TRANSFER ON DEATH REGISTRATION
You may indicate on the account application to whom the account will be transferred on your death.


TOD registration is available only for accounts registered in an individual name or as joint tenants with rights of survivorship. TOD registration is NOT available for IRA, UGMA/UTMA, or institutional accounts. TOD registration requires the name(s) of the beneficiary(ies) to be listed on the account registration followed by "TOD, Subject to STA TOD Rules". Harbor Fund reserves the right to use the term "beneficiaries" in an account registration rather than list each named beneficiary. However, the shareholder must provide the name, address, social security number, and birth date of each beneficiary. PER STIRPES DESIGNATION AND CONTINGENT BENEFICIARIES WILL NOT BE ACCEPTED.

To add TOD registration to an existing account, call the shareholder servicing agent at 1-800-422-1050 to request the Transfer on Death Registration form and instructions or you may download the form from our web site at www.harborfund.com.

INVESTOR SERVICES
--------------------------------------------------------------------------------

Harbor Fund may amend or terminate the automatic plans without notice to participating shareholders.

CHECKWRITING FOR MONEY MARKET FUND
You must have a Money Market Fund account established prior to adding this service. Call the shareholder servicing agent at 1-800-422-1050 to request a signature card to add the checkwriting feature. There is no check writing privilege for IRA accounts.

Individual checks must be for $500 or more. You can not close a Harbor Money Market Fund account by writing a check.

AUTOMATIC INVESTMENT PLAN
You may select this feature when completing the account application.

You may not exchange the shares for up to 3 business days after the initial purchase to make sure that the funds from your account have cleared.

You may sell the shares, but the proceeds may not be mailed for up to 3 business days after the initial purchase to make sure that the funds from your account have cleared.

If your automatic clearing house (ACH) transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may also be prohibited from future automatic investment plan purchases.

By using the automatic investment or exchange plans, you are purchasing shares of a Fund on a scheduled basis without regard to fluctuations in net asset value per share. Over time, your average cost per share may be lower than if you tried to time the market. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals.

If you already have a Harbor Fund account, call the shareholder servicing agent at 1-800-422-1050 to request an Automatic Options form to add this feature or you may download the form from our web site at www.harborfund.com.

AUTOMATIC EXCHANGE PLAN
You may automatically exchange between the same class of shares of Harbor funds either monthly or quarterly (with certain exceptions for the Institutional Class shareholders of Harbor Bond Fund, Harbor Short Duration Fund and Harbor Money Market Fund). Automatic exchanges are subject to the same limitations applicable to Harbor Bond Fund, Harbor Short Duration Fund and Harbor Money Market Fund as described under "How to Exchange Shares" generally. The minimum exchange amount is $100. The fund being exchanged out of and exchanged into must meet the minimum requirements for the respective class of shares. Exchanges may be taxable transactions depending on the type of account and you may realize a gain or a loss.

AUTOMATIC WITHDRAWAL PLAN
You may direct Harbor Fund to withdraw a specific dollar amount (minimum of $100) on a monthly or quarterly schedule. If you have multiple plans, the dollar amount in each plan must be the same.

If automatic withdrawals continuously exceed reinvested dividends and capital gain distributions, the account will eventually be depleted. Withdrawals are redemptions of shares and therefore are taxable transactions for you. You should consult your tax adviser.

RETIREMENT ACCOUNTS
For information on establishing retirement accounts, please call 1-800-422-1050.

- Traditional IRA - an individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Rollovers are not deductible. Assets can grow tax-free and distributions are taxable as income.

- Roth IRA - an individual retirement account. Your contributions are non-deductible. Assets grow tax-free and qualified distributions are also tax-free.

- SEP IRA - an individual retirement account funded by employer contributions. Assets grow tax-free and distributions are taxable as income.

- Other Retirement Plans - A Harbor Fund may be used as an investment in many other kinds of employer-sponsored retirement plans. All of these accounts need to be established by the trustee of the plan.

HOUSEHOLDING
The fund may mail one copy of the funds' prospectus, financial reports and proxies to each household. If you wish to revoke your consent to this practice, you may do so by contacting the shareholder servicing agent at 1-800-422-1050 or by writing to Harbor Transfer, Inc., P.O. Box 10048, Toledo, OH 43699-0048. Harbor will begin mailing prospectuses, financial reports and proxies to you individually within 30 days after receiving your revocation. Consent is considered valid until revoked.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the funds' financial performance for the past five years, or less if a fund has a shorter operating history. Certain information reflects financial results for a single fund share. Total returns represent the rate that a shareholder would have earned/lost on an investment in a fund (assuming reinvestment of all dividends and distributions).

                                                           INCOME FROM INVESTMENT OPERATIONS
                                                    -----------------------------------------------
                                                                             NET REALIZED AND
                                                                         UNREALIZED GAINS/(LOSSES)
                                                                          ON INVESTMENTS, FUTURES
                                                                        CONTRACTS, WRITTEN OPTIONS,
                                       NET ASSET                             SWAP AGREEMENTS,
                                         VALUE           NET              INVESTMENTS SOLD SHORT       TOTAL FROM
                                       BEGINNING     INVESTMENT            AND FOREIGN CURRENCY        INVESTMENT
YEAR/PERIOD ENDED                      OF PERIOD    INCOME/(LOSS)                CONTRACTS             OPERATIONS

 DOMESTIC EQUITY FUNDS
HARBOR CAPITAL APPRECIATION FUND
October 31, 2002...................     $26.40          $ .04                     $ (5.36)              $ (5.32)
October 31, 2001...................      48.16            .04                      (15.63)               (15.59)
October 31, 2000...................      46.92             --                        5.84                  5.84
October 31, 1999...................      33.51           (.02)                      15.78                 15.76
October 31, 1998...................      34.01            .07                        4.35                  4.42
-----------------------------------------------------------------------------------------------------------------
HARBOR MID CAP GROWTH FUND
October 31, 2002...................     $ 5.64          $(.06)(c)                 $ (1.44)              $ (1.50)
October 31, 2001(1)................      10.00             --                       (4.36)                (4.36)
-----------------------------------------------------------------------------------------------------------------
HARBOR SMALL CAP GROWTH FUND(2)
October 31, 2002...................     $ 9.72          $(.03)(c)                 $ (1.04)              $ (1.07)
October 31, 2001...................      10.00             --                        (.28)                 (.28)
-----------------------------------------------------------------------------------------------------------------
HARBOR LARGE CAP VALUE FUND
October 31, 2002...................     $13.01          $ .10                     $ (1.63)              $ (1.53)
October 31, 2001(3)................      13.88            .24                        (.68)                 (.44)
October 31, 2000...................      15.40            .27                         .08                   .35
October 31, 1999...................      15.21            .27                        1.80                  2.07
October 31, 1998...................      18.17            .27                         .79                  1.06
-----------------------------------------------------------------------------------------------------------------
HARBOR MID CAP VALUE FUND
October 31, 2002(4)................     $10.00          $  --                     $ (1.67)              $ (1.67)
-----------------------------------------------------------------------------------------------------------------
HARBOR SMALL CAP VALUE FUND
October 31, 2002(5)................     $10.00          $(.02)(c)                 $   .01               $  (.01)

 INTERNATIONAL EQUITY FUNDS
HARBOR INTERNATIONAL FUND
October 31, 2002(6)................     $28.65          $ .42(c)                  $ (1.23)              $  (.81)
October 31, 2001...................      38.85            .57(c)                    (6.27)                (5.70)
October 31, 2000...................      40.66            .48(c)                     1.22                  1.70
October 31, 1999...................      36.97            .67(c)                     5.90                  6.57
October 31, 1998...................      35.84            .51(c)                     1.92                  2.43
-----------------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL GROWTH FUND
October 31, 2002(7)................     $ 8.44          $ .06                     $ (1.76)              $ (1.70)
October 31, 2001...................      17.56             --                       (7.30)                (7.30)
October 31, 2000...................      19.13            .01                        (.06)                 (.05)
October 31, 1999...................      18.07            .14                        1.30                  1.44
October 31, 1998...................      16.15            .11                        2.52                  2.63
-----------------------------------------------------------------------------------------------------------------


                                           LESS DISTRIBUTIONS
                                     ------------------------------
                                     DIVIDENDS      DISTRIBUTIONS
                                      FROM NET         FROM NET
                                     INVESTMENT        REALIZED            TOTAL
YEAR/PERIOD ENDED                      INCOME      CAPITAL GAINS(8)    DISTRIBUTIONS
 DOMESTIC EQUITY FUNDS
HARBOR CAPITAL APPRECIATION FUND
October 31, 2002...................    $ (.04)          $   --            $ (.04)
October 31, 2001...................        --            (6.17)            (6.17)
October 31, 2000...................        --            (4.60)            (4.60)
October 31, 1999...................      (.07)           (2.28)            (2.35)
October 31, 1998...................      (.07)           (4.85)            (4.92)
--------------------------------------------------------------------------------------------------
HARBOR MID CAP GROWTH FUND
October 31, 2002...................    $   --           $   --            $   --
October 31, 2001(1)................        --               --                --
-----------------------------------------------------------------------------------------------------------------
HARBOR SMALL CAP GROWTH FUND(2)
October 31, 2002...................    $   --           $   --            $   --
October 31, 2001...................        --               --                --
-----------------------------------------------------------------------------------------------------------------
HARBOR LARGE CAP VALUE FUND
October 31, 2002...................    $ (.05)          $   --            $ (.05)
October 31, 2001(3)................      (.24)            (.19)             (.43)
October 31, 2000...................      (.30)           (1.57)            (1.87)
October 31, 1999...................      (.25)           (1.63)            (1.88)
October 31, 1998...................      (.28)           (3.74)            (4.02)
-----------------------------------------------------------------------------------------------------------------
HARBOR MID CAP VALUE FUND
October 31, 2002(4)................    $   --           $   --            $   --
-----------------------------------------------------------------------------------------------------------------
HARBOR SMALL CAP VALUE FUND
October 31, 2002(5)................    $   --           $   --            $   --
 INTERNATIONAL EQUITY FUNDS
HARBOR INTERNATIONAL FUND
October 31, 2002(6)................    $ (.27)          $ (.88)           $(1.15)
October 31, 2001...................      (.71)           (3.79)            (4.50)
October 31, 2000...................      (.65)           (2.86)            (3.51)
October 31, 1999...................      (.58)           (2.30)            (2.88)
October 31, 1998...................      (.40)            (.90)            (1.30)
-----------------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL GROWTH FUND
October 31, 2002(7)................    $   --           $   --            $   --
October 31, 2001...................        --            (1.82)            (1.82)
October 31, 2000...................      (.14)           (1.38)            (1.52)
October 31, 1999...................      (.11)            (.27)             (.38)
October 31, 1998...................      (.12)            (.59)             (.71)
-----------------------------------------------------------------------------------------------------------------

See page 48 for notes to the Financial Highlights.

--------------------------------------------------------------------------------

The information for each of the three years ended October 31, 2002, has been audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, are included in the funds' annual report (available upon request). The information for years 1998-1999 has been audited by PricewaterhouseCoopers LLP.

                                                                                                   RATIO OF
                                                    RATIO OF                    RATIO OF           OPERATING
     NET ASSET                                      OPERATING              OPERATING EXPENSES   EXPENSES NET OF
       VALUE                     NET ASSETS         EXPENSES                  NOT IMPOSED       ALL OFFSETS TO
        END      TOTAL          END OF PERIOD      TO AVERAGE                  TO AVERAGE           AVERAGE
     OF PERIOD   RETURN            (000S)       NET ASSETS (%)(9)            NET ASSETS (%)     NET ASSETS (%)

      $21.04     (20.20)%        $5,055,492            .69%                         --%               .69%
       26.40     (35.23)          6,020,099            .66                          --                .66
       48.16      12.26           9,100,317            .64                          --                .64
       46.92      48.59           6,484,801            .66                          --                .66
       33.51      15.72           3,833,598            .68                          --                .68
---------------------------------------------------------------------------------------------------------------
      $ 4.14     (26.77)%(d)     $    8,974           1.20%(c)                     .31%              1.20%(c)
        5.64     (43.60)(e)           9,752           1.20(c)                      .53               1.20(c)
---------------------------------------------------------------------------------------------------------------
      $ 8.65     (11.01)%(d)     $  103,951            .95%(c)                     .08%               .95%(c)
        9.72      (2.80)(e)          17,317           1.20(c)                      .63               1.20(c)
---------------------------------------------------------------------------------------------------------------
      $11.43     (11.83)%        $  142,063            .77%                         --%               .77%
       13.01      (3.20)            130,059            .77                          --                .77
       13.88       3.07             147,615            .80                          --                .80
       15.40      14.60             157,382            .76                          --                .76
       15.21       6.69             170,468            .79                          --                .79
---------------------------------------------------------------------------------------------------------------
      $ 8.33     (16.70)%(b,d)   $    4,867           1.20%(a,c)                  1.93%(a)           1.20%(a,c)
---------------------------------------------------------------------------------------------------------------
      $ 9.99       (.10)%(b,d)   $   14,906           1.20%(a,c)                   .90%(a)           1.20%(a,c)

      $26.69      (3.19)%(d)     $3,446,010            .87%(c)                     .02%               .87%(c)
       28.65     (16.40)(d)       3,497,357            .91(c)                      .06                .91(c)
       38.85       3.74(d)        4,830,275            .92(c)                      .06                .92(c)
       40.66      18.54(d)        5,361,024            .92(c)                      .06                .92(c)
       36.97       6.97(d)        5,088,401            .94(c)                      .06                .94(c)
---------------------------------------------------------------------------------------------------------------
      $ 6.74     (20.13)%        $  256,108            .95%                         --%               .95%
        8.44     (45.53)            437,201            .89                          --                .89
       17.56      (1.58)          1,247,082            .89                          --                .89
       19.13       7.87           1,382,513            .91                          --                .91
       18.07      16.96           1,178,252            .96                          --                .96
---------------------------------------------------------------------------------------------------------------


         RATIO OF           RATIO OF
     INTEREST/DIVIDEND   NET INVESTMENT
          EXPENSE        INCOME/(LOSS)
        TO AVERAGE         TO AVERAGE                       PORTFOLIO
      NET ASSETS (%)     NET ASSETS (%)                    TURNOVER (%)
            .01%(f)             .16%                            76%
             --                 .15                             89
             --                (.07)                            86
             --                (.05)                            68
             --                 .24                             70
---------------------------------------------------------------------------------------------------------------
             --%              (1.11)%(c)                        70%
             --                (.92)(c)                         61
---------------------------------------------------------------------------------------------------------------
             --%               (.71)%(c)                        50%
             --                (.67)(c)                         56
---------------------------------------------------------------------------------------------------------------
             --%                .75%                            35%
            .14(e)             1.64                            194
            .16(e)             2.05                            106
             --                1.65                            110
             --                1.67                            114
---------------------------------------------------------------------------------------------------------------
             --%               (.22)%(a,c)                      41%(b)
---------------------------------------------------------------------------------------------------------------
             --%               (.46)%(a,c)                      20%(b)
             --%               1.45%(c)                         16%
             --                1.36(c)                           7
             --                1.40(c)                          10
             --                1.65(c)                           4
             --                1.27(c)                          14
---------------------------------------------------------------------------------------------------------------
             --%                .60%                           317%
             --                 .18                             63
             --                 .10                            103
             --                 .78                             48
             --                 .62                             85
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                              INCOME FROM INVESTMENT OPERATIONS
                                                         --------------------------------------------
                                                                               NET REALIZED AND
                                                                           UNREALIZED GAINS/(LOSSES)
                                                                                ON INVESTMENTS,
                                                                          FUTURES CONTRACTS, WRITTEN
                                            NET ASSET                      OPTIONS, SWAP AGREEMENTS,
                                              VALUE           NET           INVESTMENTS SOLD SHORT       TOTAL FROM
                                            BEGINNING     INVESTMENT         AND FOREIGN CURRENCY        INVESTMENT
YEAR/PERIOD ENDED                           OF PERIOD    INCOME/(LOSS)             CONTRACTS             OPERATIONS

 FIXED INCOME FUNDS
HARBOR BOND FUND
October 31, 2002........................     $12.05          $.50(c)                $  .17                 $  .67
October 31, 2001........................      11.00           .56(c)                  1.08                   1.64
October 31, 2000........................      10.85           .57(c)                   .15                    .72
October 31, 1999........................      11.82           .58(c)                  (.49)                   .09
October 31, 1998........................      11.57           .61(c)                   .53                   1.14
-------------------------------------------------------------------------------------------------------------------
HARBOR SHORT DURATION FUND
October 31, 2002........................     $ 8.69          $.30(c)                $  .01                 $  .31
October 31, 2001........................       8.51           .45(c)                   .19                    .64
October 31, 2000........................       8.56           .55(c)                  (.04)                   .51
October 31, 1999........................       8.69           .46(c)                  (.15)                   .31
October 31, 1998........................       8.66           .48(c)                   .09                    .57
-------------------------------------------------------------------------------------------------------------------
HARBOR MONEY MARKET FUND
October 31, 2002........................     $ 1.00          $.02(c)                $   --                 $  .02
October 31, 2001........................       1.00           .05(c)                    --                    .05
October 31, 2000........................       1.00           .06(c)                    --                    .06
October 31, 1999........................       1.00           .05(c)                    --                    .05
October 31, 1998........................       1.00           .05(c)                    --                    .05
-------------------------------------------------------------------------------------------------------------------


                                                LESS DISTRIBUTIONS
                                          ------------------------------
                                          DIVIDENDS      DISTRIBUTIONS
                                           FROM NET         FROM NET
                                          INVESTMENT        REALIZED            TOTAL
YEAR/PERIOD ENDED                           INCOME      CAPITAL GAINS(8)    DISTRIBUTIONS
 FIXED INCOME FUNDS
HARBOR BOND FUND
October 31, 2002........................    $(.47)           $ (.27)           $ (.74)
October 31, 2001........................     (.52)             (.07)             (.59)
October 31, 2000........................     (.57)               --              (.57)
October 31, 1999........................     (.55)             (.51)            (1.06)
October 31, 1998........................     (.66)             (.23)             (.89)
-------------------------------------------------------------------------------------------------------------------
HARBOR SHORT DURATION FUND
October 31, 2002........................    $(.31)           $   --            $ (.31)
October 31, 2001........................     (.46)               --              (.46)
October 31, 2000........................     (.56)               --              (.56)
October 31, 1999........................     (.44)               --              (.44)
October 31, 1998........................     (.54)               --              (.54)
-------------------------------------------------------------------------------------------------------------------
HARBOR MONEY MARKET FUND
October 31, 2002........................    $(.02)           $   --            $ (.02)
October 31, 2001........................     (.05)               --              (.05)
October 31, 2000........................     (.06)               --              (.06)
October 31, 1999........................     (.05)               --              (.05)
October 31, 1998........................     (.05)               --              (.05)
-------------------------------------------------------------------------------------------------------------------

 1  Commenced operations on November 1, 2000.
 2 After the close of business on October 31, 2002, the former Harbor Small Cap Growth Fund was merged with and into Harbor Growth Fund. The accounting survivor of the merger is the Harbor Small Cap Growth Fund. Effective November 1, 2002, Harbor Growth Fund changed its name to "Harbor Small Cap Growth Fund."
 3 Effective September 20, 2001, Harbor Value Fund changed its name to Harbor Large Cap Value Fund and appointed Armstrong Shaw Associates as its Subadviser.
 4  For the period March 1, 2002 (inception) through October 31, 2002.
 5  For the period December 14, 2001 (inception) through October 31, 2002.
 6 After the close of business on October 31, 2002, Harbor International Fund II was merged with and into Harbor International Fund.
 7 Effective December 1, 2001, Harbor International Growth Fund appointed Mastholm Asset Management, LLC as its Subadviser.
 8  Includes both short-term and long-term capital gains.
 9  Percentage does not reflect reduction for credit balance arrangements.
 a  Annualized.
 b  Unannualized.
 c Reflects the Adviser's waiver of a portion of its management fees and/or other operating expenses.
 d The total returns would have been lower had certain expenses not been waived during the periods shown.
 e  Dividend expense from investments sold short.
 f  Interest expense for swap agreements.

--------------------------------------------------------------------------------

                                                                                                  RATIO OF
                                                          RATIO OF             RATIO OF           OPERATING
     NET ASSET                                            OPERATING       OPERATING EXPENSES   EXPENSES NET OF
       VALUE                           NET ASSETS         EXPENSES           NOT IMPOSED       ALL OFFSETS TO
        END       TOTAL               END OF PERIOD      TO AVERAGE           TO AVERAGE           AVERAGE
     OF PERIOD    RETURN                 (000S)       NET ASSETS (%)(9)     NET ASSETS(%)       NET ASSETS(%)

      $11.98        5.87%(d)           $1,369,931            .58%(c)              .08%                .58%(c)
       12.05       15.35(d)             1,036,552            .56(c)               .22                 .56(c)
       11.00        6.95(d)               717,255            .60(c)               .21                 .60(c)
       10.85         .85(d)               627,180            .61(c)               .21                 .60(c)
       11.82       10.33(d)               473,021            .65(c)               .22                 .65(c)
--------------------------------------------------------------------------------------------------------------
      $ 8.69        3.67%(d)           $  153,074            .31%(c)              .13%                .31%(c)
        8.69        7.73(d)               125,959            .28(c)               .20                 .27(c)
        8.51        6.21(d)               125,032            .29(c)               .20                 .28(c)
        8.56        3.68(d)               251,442            .28(c)               .20                 .28(c)
        8.69        6.81(d)               217,244            .36(c)               .20                 .36(c)
--------------------------------------------------------------------------------------------------------------
      $ 1.00        1.59%(d)           $  156,446            .36%(c)              .12%                .36%(c)
        1.00        4.83(d)               168,834            .38(c)               .12                 .38(c)
        1.00        5.99(d)               105,893            .48(c)               .12                 .47(c)
        1.00        4.82(d)                97,265            .46(c)               .12                 .46(c)
        1.00        5.20(d)               100,276            .57(c)               .12                 .57(c)
--------------------------------------------------------------------------------------------------------------


         RATIO OF           RATIO OF
     INTEREST/DIVIDEND   NET INVESTMENT
          EXPENSE        INCOME/(LOSS)
        TO AVERAGE         TO AVERAGE      PORTFOLIO
      NET ASSETS (%)     NET ASSETS (%)   TURNOVER (%)
             --%              4.37%(c)         293%
             --               5.50(c)          531
             --               6.16(c)          494
             --               5.35(c)          271
             --               5.41(c)          278
--------------------------------------------------------------------------------------------------------------
             --%              3.44%(c)         154%
             --               5.35(c)          246
             --               6.00(c)          478
             --               5.36(c)          578
             --               5.51(c)          727
--------------------------------------------------------------------------------------------------------------
             --%              1.72%(c)         N/A
             --               4.60(c)          N/A
             --               5.88(c)          N/A
             --               4.73(c)          N/A
             --               5.08(c)          N/A
--------------------------------------------------------------------------------------------------------------

HARBOR FUND DETAILS
--------------------------------------------------------------------------------

HARBOR FUND
TICKER SYMBOLS
AND CUSIP NUMBERS
Share prices are available on our web site at www.harborfund.com or by calling 1-800-422-1050 after 7:00 p.m. eastern time.


                            FUND                                FUND NUMBER   TICKER SYMBOL    CUSIP NUMBER
                            ---------------------------------------------------------------------------------
                             DOMESTIC EQUITY FUNDS
                              Harbor Capital Appreciation Fund
                                Institutional Class                 012           HACAX          411511504
                                Retirement Class                    212           HRCAX          411511827
                                Investor Class                      412           HCAIX          411511819
                              Harbor Mid Cap Growth Fund
                                Institutional Class                 019           HAMGX          411511876
                                Retirement Class                    219           HRMGX          411511793
                                Investor Class                      419           HIMGX          411511785
                              Harbor Small Cap Growth Fund
                                Institutional Class                 010           HASGX          411511868
                                Retirement Class                    210           HRSGX          411511769
                                Investor Class                      410           HISGX          411511777
                              Harbor Large Cap Value Fund
                                Institutional Class                 013           HAVLX          411511603
                                Retirement Class                    213           HRLVX          411511751
                                Investor Class                      413           HILVX          411511744
                              Harbor Mid Cap Value Fund
                                Institutional Class                 023           HAMVX          411511835
                                Retirement Class                    223           HRMVX          411511728
                                Investor Class                      423           HIMVX          411511736
                              Harbor Small Cap Value Fund
                                Institutional Class                 022           HASCX          411511843
                                Retirement Class                    222           HSVRX          411511710
                                Investor Class                      422           HISVX          411511694
                             INTERNATIONAL EQUITY FUNDS
                              Harbor International Fund
                                Institutional Class                 011           HAINX          411511306
                                Retirement Class                    211           HRINX          411511652
                                Investor Class                      411           HIINX          411511645
                              Harbor International Growth Fund
                                Institutional Class                 017           HAIGX          411511801
                                Retirement Class                    217           HRIGX          411511637
                                Investor Class                      417           HIIGX          411511629
                             FIXED INCOME FUNDS
                              Harbor High-Yield Bond Fund
                                Institutional Class                 024           HYFAX          411511553
                                Retirement Class                    224           HYFRX          411511546
                                Investor Class                      424           HYFIX          411511538
                              Harbor Bond Fund
                                Institutional Class                 014           HABDX          411511108
                                Retirement Class                    214           HRBDX          411511686
                              Harbor Short Duration Fund
                                Institutional Class                 016           HASDX          411511702
                                Retirement Class                    216           HRSDX          411511678
                              Harbor Money Market Fund
                                Institutional Class                 015           HARXX          411511405
                                Retirement Class                    215           HRMXX          411511660

--------------------------------------------------------------------------------

UPDATES AVAILABLE

For updates on the Harbor funds following the end of each calendar quarter, please visit our web site at WWW.HARBORFUND.COM.

HARBOR'S PRIVACY STATEMENT
--------------------------------------------------------------------------------

WE RECOMMEND THAT YOU READ AND RETAIN THIS NOTICE FOR YOUR PERSONAL FILES

The following privacy statement is issued by HARBOR FUND and each series of Harbor Fund and its affiliates, Harbor Capital Advisors. Inc., Harbor Transfer, Inc. and HCA Securities, Inc.

These measures reflect our commitment to maintaining the privacy of your confidential information. We appreciate the confidence you have shown by entrusting us with your assets.

--------------------------------------------------------------------------------

PERSONAL INFORMATION

It is our policy to respect the privacy of current and former shareholders and to protect personal information entrusted to us. We do not sell your personal information to anyone.

In the course of providing products and services, we collect non-public personal information about you from the following sources: applications, forms, our web site (including any information captured through our use of "cookies") and transactions with us, our affiliates or other parties.

The non-public personal information collected may include name, address, e-mail address, telephone/fax numbers, account number, social security or taxpayer identification number, investment activity, and bank account information.

When you visit our web site, we may collect technical and navigational information, such as computer browser type, Internet protocol address, pages visited and average time spent on our web site. We may use this information to alert you to software compatibility issues, or to improve our web design and functionality. We use "cookies" and similar files that may be placed on your hard drive for security purposes, to facilitate site navigation and to personalize the appearance of our site.

--------------------------------------------------------------------------------

INFORMATION SHARING

We occasionally disclose non-public personal information about our current or former shareholders with affiliated and non-affiliated parties, as permitted by law or regulation. In the normal course of servicing our shareholders, information we collect may be shared with non-affiliated companies that perform support services on our behalf or to other firms that assist us in providing you with products and services, such as custodians, transfer agents, broker-dealers and marketing service firms as well as with other financial institutions. These companies may not use the information for any other purpose. We may also share information with affiliates that are engaged in a variety of financial services in order to better service your account.

When information is shared with third parties, they are not permitted to use the information for any purpose other than to assist our servicing of your account(s) or as permitted by law.

If you close your account(s) or if we lose contact with you, we will continue to share information in accordance with our current privacy policy and practices.

--------------------------------------------------------------------------------

ACCESS TO INFORMATION

Access to non-public personal information is limited to employees, agents or other parties who need to know that information to perform their jobs, such as servicing your accounts, resolving problems or informing you of new products or services.

--------------------------------------------------------------------------------

SECURITY

We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

For customers accessing information through our web site, various forms of Internet security such as data encryption firewall barriers, user names and passwords, and other tools are used. For additional information regarding our security measures, visit the terms and conditions of use on our web site at

WWW.HARBORFUND.COM.

                          (not part of the prospectus)

                                     NOTES

FOR MORE INFORMATION ABOUT HARBOR FUND
--------------------------------------------------------------------------------

FOR MORE INFORMATION ABOUT HARBOR FUND, THESE DOCUMENTS ARE AVAILABLE

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the funds' investments is available in the Harbor Fund annual and semi-annual reports to shareholders. The Harbor Fund annual report contains a discussion of the market conditions and investment strategies that significantly affected each fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the funds and is incorporated into this prospectus by reference and therefore is legally part of this prospectus.

Free copies of the annual and semi-annual reports, the SAI, and other information and answers to questions about the funds are available for download at WWW.HARBORFUND.COM, by sending an e-mail request to LITERATURE@HARBORFUND.COM or by contacting the shareholder servicing agent at:

HARBOR TRANSFER, INC.
P.O. Box 10048
Toledo, OH 43699-0048
1-800-422-1050

Investors can review the Harbor Fund reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Investors may get text-only copies:

- For a fee, by writing the
  Public Reference Room of the Commission
  Washington, D.C. 20549-0102

- For a fee, by sending an e-mail or electronic request to the Public Reference Room of the Commission at PUBLICINFO@SEC.GOV.

- Free from the Commission's web site at HTTP://WWW.SEC.GOV.

This prospectus is not an offer to sell securities in places other than the United States and its territories.

Investment Company Act File No. 811-4676

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS

DAVID G. VAN HOOSER      Chairman, President
                         and Trustee
HOWARD P. COLHOUN        Trustee
JOHN P. GOULD            Trustee
RODGER F. SMITH          Trustee
CONSTANCE L.
  SOUDERS                Vice President and
                         Treasurer
KAREN B. WASIL           Secretary

INVESTMENT ADVISER
HARBOR CAPITAL ADVISORS, INC.
One SeaGate
Toledo, Ohio 43666

DISTRIBUTOR AND PRINCIPAL UNDERWRITER
HCA SECURITIES, INC.
One SeaGate
Toledo, OH 43666
419-249-2900

SHAREHOLDER SERVICING AGENT
HARBOR TRANSFER, INC.
P.O. Box 10048
Toledo, OH 43699-0048
1-800-422-1050

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1713
Boston, MA 02105

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
HALE AND DORR LLP
60 State Street

Boston, MA 02109

                               [HARBOR FUND LOGO]
                                  One SeaGate
                               Toledo, Ohio 43666
                                 1-800-422-1050
                               www.harborfund.com

12/2003/70,000                        [RECYCLED LOGO] Printed on recycled paper.